Janus Henderson Mortgage-Backed Securities ETF

Schedule of Investments (unaudited)

July 31, 2019

	Shares or Principal Amounts	Value

Asset-Backed Securities - 5.1%
American Credit Acceptance Receivables Trust, 3.7000%, 7/10/24 (144A)	$716,000	$723,389
Conn's Receivables Funding LLC, 3.4000%, 10/16/23 (144A)	177,968	178,218
Drive Auto Receivables Trust, 3.2200%, 4/15/22	292,951	293,287
Exeter Automobile Receivables Trust, 2.7500%, 4/15/22 (144A)	497,028	497,333
Exeter Automobile Receivables Trust, 3.4600%, 10/17/22 (144A)	562,000	565,612
PRPM LLC, 3.3510%, 7/25/24 (144A)	1,500,000	1,499,987
PRPM LLC, 3.4700%, 9/25/22 (144A)	146,928	147,324
PRPM LLC, 3.4700%, 11/25/22 (144A) ‡	61,695	61,786
Sierra Timeshare Receivables Funding LLC, 3.1200%, 5/20/36 (144A)	1,000,000	1,000,486
Westlake Automobile Receivables Trust, ICE LIBOR USD 1 Month + 0.4700%, 2.7950%, 2/15/23 (144A) ‡	1,000,000	1,001,454

Total Asset-Backed Securities (cost $5,951,744)		5,968,876

Corporate Bonds - 0.2%
Consumer, Cyclical - 0.2%
M/I Homes, Inc., 6.7500%, 1/15/21	300,000	302,250
Total Corporate Bonds (cost $303,927)		302,250
Mortgage-Backed Securities - 130.0%
Angel Oak Mortgage Trust I LLC, 3.6490%, 9/25/48 (144A) ‡	75,970	76,748
Angel Oak Mortgage Trust LLC, 2.8100%, 1/25/47 (144A) ‡	41,664	41,628
Angel Oak Mortgage Trust LLC, 4.6290%, 1/25/47 (144A) ‡	270,000	277,113
Angel Oak Mortgage Trust LLC, 2.7080%, 11/25/47 (144A) ‡	52,206	52,102
Chase Home Lending Mortgage Trust, ICE LIBOR USD 1 Month + 0.9000%, 3.1344%, 7/25/49 (144A) ‡	1,155,000	1,147,551
COLT Mortgage Loan Trust, 2.5680%, 10/25/47 (144A) ‡	27,283	27,185
Deephaven Residential Mortgage Trust, 2.7110%, 10/25/47 (144A) ‡	352,252	351,455
Deephaven Residential Mortgage Trust, 2.9760%, 12/25/57 (144A) ‡	191,235	191,190
Deephaven Residential Mortgage Trust, 3.6840%, 4/25/58 (144A) ‡	97,134	97,948
Deephaven Residential Mortgage Trust, 3.7890%, 8/25/58 (144A) ‡	232,832	235,378
Deephaven Residential Mortgage Trust, 3.9630%, 8/25/58 (144A) ‡	219,528	221,740
Deephaven Residential Mortgage Trust, 4.2850%, 10/25/58 (144A) ‡	212,304	214,797
Federal Home Loan Mortgage Corp., 3.0000%, 2/15/25	58,584	58,686
Federal Home Loan Mortgage Corp., ICE LIBOR USD 1 Month + 1.8500%, 4.1160%, 10/25/27 ‡	65,773	66,335
Federal Home Loan Mortgage Corp., ICE LIBOR USD 1 Month + 0.7500%, 3.0160%, 3/25/30‡	402,345	402,885
Federal Home Loan Mortgage Corp., ICE LIBOR USD 1 Month + 0.3500%, 2.7896%, 2/15/32 ‡	52,950	52,887
Federal Home Loan Mortgage Corp., ICE LIBOR USD 1 Month + 0.6500%, 2.9750%, 3/15/32 ‡	73,806	74,418
Federal Home Loan Mortgage Corp., ICE LIBOR USD 1 Month + 0.5000%, 2.8250%, 7/15/32 ‡	62,988	63,136
Federal Home Loan Mortgage Corp., ICE LIBOR USD 1 Month + 0.4000%, 2.7250%, 1/15/33 ‡	50,036	50,021
Federal Home Loan Mortgage Corp., ICE LIBOR USD 1 Month + 0.2500%, 2.5750%, 9/15/35 ‡	48,105	47,775
Federal Home Loan Mortgage Corp., ICE LIBOR USD 1 Month + 0.5900%, 2.9150%, 10/15/37 ‡	145,014	146,068
Federal Home Loan Mortgage Corp., 4.5000%, 9/1/38	104,109	109,985
Federal Home Loan Mortgage Corp., ICE LIBOR USD 1 Month + 0.3000%, 2.7396%, 8/15/40 ‡	111,130	110,606
Federal Home Loan Mortgage Corp., ICE LIBOR USD 1 Month + 0.5000%, 2.8250%, 9/15/40 ‡	142,832	142,910
Federal Home Loan Mortgage Corp., ICE LIBOR USD 1 Month + 0.5500%, 2.8750%, 4/15/41 ‡	477,412	480,455
Federal Home Loan Mortgage Corp., 3.5000%, 3/1/43	583	606
Federal Home Loan Mortgage Corp., 3.5000%, 6/1/43	73,473	76,344
Federal Home Loan Mortgage Corp., 3.5000%, 2/1/44	725,164	753,531
Federal Home Loan Mortgage Corp., 3.5000%, 12/1/44	1,476,813	1,534,584
Federal Home Loan Mortgage Corp., 3.5000%, 10/1/46	110,771	114,588
Federal Home Loan Mortgage Corp., 3.5000%, 11/1/46	385,220	398,476
	Shares or Principal Amounts	Value
Mortgage-Backed Securities - (continued)
Federal Home Loan Mortgage Corp., 3.0000%, 12/1/46	$1,129,103	$1,147,440

Federal Home Loan Mortgage Corp., 3.5000%, 2/1/47	68,580	70,943
Federal Home Loan Mortgage Corp., 4.0000%, 3/1/47	442,402	465,880
Federal Home Loan Mortgage Corp., 3.5000%, 11/1/47	439,572	457,740
Federal Home Loan Mortgage Corp., 3.5000%, 12/1/47	435,730	453,740
Federal Home Loan Mortgage Corp., 3.5000%, 3/1/48	243,729	252,904
Federal Home Loan Mortgage Corp., 3.5000%, 3/1/48	446,500	464,977
Federal Home Loan Mortgage Corp., 3.5000%, 4/1/48	122,784	127,406
Federal Home Loan Mortgage Corp., 3.5000%, 8/1/48	369,933	383,877
Federal Home Loan Mortgage Corp., 4.0000%, 8/1/48	96,482	102,311
Federal Home Loan Mortgage Corp., 5.0000%, 9/1/48	34,154	36,389
Federal Home Loan Mortgage Corp., 3.5000%, 11/1/48	488,938	508,036
Federal Home Loan Mortgage Corp., 4.5000%, 12/1/48	93,060	99,340
Federal Home Loan Mortgage Corp., 4.0000%, 1/1/49	729,478	776,490
Federal Home Loan Mortgage Corp., 4.5000%, 1/1/49	43,734	46,189
Federal Home Loan Mortgage Corp., 4.0000%, 5/1/49	1,246,401	1,296,382
Federal Home Loan Mortgage Corp., 3.5000%, 6/1/49	1,397,966	1,435,922
Federal Home Loan Mortgage Corp., 4.0000%, 6/1/49	1,397,211	1,453,240
Federal Home Loan Mortgage Corp., 4.0000%, 6/1/49	705,260	731,640
Federal Home Loan Mortgage Corp., 4.5000%, 6/1/49	1,218,790	1,281,289
Federal Home Loan Mortgage Corp., 3.5000%, 7/1/49	729,673	749,484
Federal Home Loan Mortgage Corp., 3.5000%, 7/1/49	3,150,000	3,235,525
Federal Home Loan Mortgage Corp., 3.5000%, 7/1/49	2,500,000	2,567,877
Federal Home Loan Mortgage Corp., 3.5000%, 8/1/49	3,150,000	3,235,525
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 0.9500%, 3.2160%, 10/25/29 ‡	226,499	227,126
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 0.5500%, 2.8160%, 1/25/30 ‡	1,808,949	1,809,084
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 0.7500%, 3.0160%, 2/25/30 ‡	766,535	766,646
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 0.7500%, 3.0160%, 2/25/30 ‡	144,222	144,285
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 0.7200%, 2.9860%, 1/25/31 ‡	1,662,840	1,664,048
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 0.4000%, 2.6660%, 4/25/32 ‡	63,798	63,812
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 0.5500%, 2.8160%, 4/25/32 ‡	54,556	54,787
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 0.5000%, 2.7660%, 9/25/33 ‡	63,746	63,948
Federal National Mortgage Association, 2.5000%, 8/1/34 (a)	10,637,000	10,694,972
Federal National Mortgage Association, 3.0000%, 8/1/34 (a)	5,853,000	5,964,851
Federal National Mortgage Association, 3.5000%, 8/1/34 (a)	4,694,000	4,844,114
Federal National Mortgage Association, 4.0000%, 8/1/34 (a)	1,163,000	1,206,857
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 0.3000%, 2.5660%, 10/25/35 ‡	53,656	53,383
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 0.3500%, 2.6160%, 4/25/36 ‡	175,620	175,016
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 0.5200%, 2.7860%, 9/25/37 ‡	57,108	57,189
Federal National Mortgage Association, 4.5000%, 5/1/38	69,255	73,143
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 0.3500%, 2.8400%, 5/25/38 ‡	108,405	107,990
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 0.4000%, 2.6660%, 9/25/40‡	43,297	43,222
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 55.0000%, 28.5738%, 10/25/40 ‡	41,248	138,150
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 0.4300%, 2.6960%, 11/25/40 ‡	39,964	39,895
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 0.4000%, 2.6660%, 9/25/42 ‡	28,994	28,878
	Shares or Principal Amounts	Value
Mortgage-Backed Securities - (continued)
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 0.3500%, 2.6160%, 10/25/42 ‡	$308,588	$307,976
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 0.5000%, 2.7660%, 2/25/43 ‡	100,788	100,960
Federal National Mortgage Association, 3.5000%, 4/1/43	871,158	904,640
Federal National Mortgage Association, 3.5000%, 11/1/43	441,945	459,930
Federal National Mortgage Association, 3.5000%, 2/1/45	449,454	466,728
Federal National Mortgage Association, 4.5000%, 6/1/45	13,991	15,014
Federal National Mortgage Association, 3.0000%, 10/1/45	5,758	5,856
Federal National Mortgage Association, 3.0000%, 10/1/45	9,431	9,591
Federal National Mortgage Association, 3.0000%, 1/1/46	57,119	58,090
Federal National Mortgage Association, 3.5000%, 1/1/46	174,283	180,153

Federal National Mortgage Association, 3.5000%, 2/1/46	443,678	458,986
Federal National Mortgage Association, 4.0000%, 2/1/46	1,042,485	1,108,713
Federal National Mortgage Association, 3.0000%, 3/1/46	245,703	249,540
Federal National Mortgage Association, 3.0000%, 3/1/46	447,394	454,381
Federal National Mortgage Association, 3.5000%, 5/1/46	144,849	149,745
Federal National Mortgage Association, 3.5000%, 7/1/46	431,381	448,010
Federal National Mortgage Association, 3.5000%, 8/1/46	531,969	549,948
Federal National Mortgage Association, 3.0000%, 11/1/46	785,305	797,569
Federal National Mortgage Association, 3.0000%, 11/1/46	8,975	9,115
Federal National Mortgage Association, 3.0000%, 11/1/46	8,766	8,903
Federal National Mortgage Association, 3.5000%, 12/1/46	905,290	935,887
Federal National Mortgage Association, 3.0000%, 1/1/47	165,169	167,781
Federal National Mortgage Association, 3.5000%, 1/1/47	199,586	208,438
Federal National Mortgage Association, 4.0000%, 5/1/47	12,456	12,979
Federal National Mortgage Association, 4.0000%, 5/1/47	701,372	748,300
Federal National Mortgage Association, 4.0000%, 6/1/47	28,742	29,950
Federal National Mortgage Association, 4.0000%, 6/1/47	3,373	3,523
Federal National Mortgage Association, 4.0000%, 6/1/47	49,751	51,842
Federal National Mortgage Association, 4.0000%, 7/1/47	93,444	97,371
Federal National Mortgage Association, 4.0000%, 7/1/47	40,630	42,337
Federal National Mortgage Association, 4.0000%, 7/1/47	86,912	90,565
Federal National Mortgage Association, 3.5000%, 8/1/47	296,271	309,942
Federal National Mortgage Association, 4.0000%, 8/1/47	31,495	32,818
Federal National Mortgage Association, 4.0000%, 8/1/47	470,574	494,585
Federal National Mortgage Association, 4.0000%, 8/1/47	108,265	112,815
Federal National Mortgage Association, 4.0000%, 9/1/47	713,186	761,305
Federal National Mortgage Association, 4.0000%, 9/1/47	78,740	84,461
Federal National Mortgage Association, 4.0000%, 9/1/47	52,129	54,320
Federal National Mortgage Association, 4.0000%, 10/1/47	202,636	211,151
Federal National Mortgage Association, 4.0000%, 10/1/47	143,512	149,543
Federal National Mortgage Association, 4.0000%, 10/1/47	221,838	231,160
Federal National Mortgage Association, 4.0000%, 10/1/47	119,575	124,599
Federal National Mortgage Association, 3.5000%, 11/1/47	36,471	38,080
Federal National Mortgage Association, 4.0000%, 11/1/47	156,009	163,969
Federal National Mortgage Association, 4.0000%, 11/1/47	111,292	115,969
Federal National Mortgage Association, 3.5000%, 12/1/47	222,602	230,109
Federal National Mortgage Association, 3.5000%, 12/1/47	297,763	311,503
Federal National Mortgage Association, 3.5000%, 1/1/48	216,049	223,334
Federal National Mortgage Association, 4.0000%, 1/1/48	118,188	125,279
Federal National Mortgage Association, 4.0000%, 1/1/48	464,452	483,969
Federal National Mortgage Association, 3.5000%, 2/1/48	198,518	205,028
Federal National Mortgage Association, 4.0000%, 2/1/48	90,073	95,583
Federal National Mortgage Association, 3.5000%, 4/1/48	750,653	775,965
Federal National Mortgage Association, 3.5000%, 4/1/48	198,473	207,229
Federal National Mortgage Association, 4.0000%, 10/1/48	478,575	502,201
Federal National Mortgage Association, 3.5000%, 11/1/48	1,004,101	1,048,398
Federal National Mortgage Association, 3.5000%, 1/1/49	488,725	504,751
Federal National Mortgage Association, 4.5000%, 1/1/49	44,677	47,150
Federal National Mortgage Association, 4.0000%, 2/1/49	850,241	884,190
Federal National Mortgage Association, 3.5000%, 8/1/49 (a)	6,280,000	6,429,904
	Shares or Principal Amounts	Value
Mortgage-Backed Securities - (continued)
Federal National Mortgage Association, 4.0000%, 8/1/49 (a)	$1,700,000	$1,759,840
Federal National Mortgage Association, 4.5000%, 8/1/49 (a)	5,711,000	5,985,014
Federal National Mortgage Association, 5.0000%, 8/1/49 (a)	3,790,936	4,026,732
Federal National Mortgage Association, 3.0000%, 9/1/49 (a)	10,484,000	10,571,122
Federal National Mortgage Association, 3.5000%, 8/1/56	78,367	81,275
Federal National Mortgage Association, 3.0000%, 2/1/57	2,915,285	2,956,310
Federal National Mortgage Association, 3.5000%, 2/1/57	1,622,293	1,686,526
Federal National Mortgage Association, 3.0000%, 6/1/57	173,736	175,610
Federal National Mortgage Association, 3.0000%, 9/1/57	171,652	173,503
Federal National Mortgage Association, 3.0000%, 5/1/58	175,659	177,553
Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.5000%, 2.8320%, 5/16/31 ‡	72,379	72,631
Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.4000%, 2.6715%, 7/20/34 ‡	95,048	94,923
Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.2000%, 2.4715%, 6/20/35 ‡	56,464	55,943
Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.1500%, 2.4215%, 8/20/35 ‡	62,620	62,057
Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.3000%, 2.5715%, 4/20/37 ‡	22,705	22,621
Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.3100%, 2.5815%, 6/20/37 ‡	45,505	45,363

	Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.3200%, 2.5915%, 7/20/37 ‡	83,592	83,436
	Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.5000%, 2.7715%, 10/20/37 ‡	30,626	30,783
	Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.5000%, 2.9406%, 10/20/37 ‡	73,304	73,680
	Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.7000%, 2.9715%, 5/20/39 ‡	91,572	92,176
	Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.6000%, 2.9320%, 1/16/40 ‡	21,658	21,847
	Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.4300%, 2.7620%, 10/16/40 ‡	108,331	108,375
	Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.3000%, 2.5715%, 7/20/41 ‡	55,695	55,488
	Government National Mortgage Association, 3.5000%, 5/20/49	736,400	751,940
	Government National Mortgage Association, 3.5000%, 6/20/49	678,876	693,203
	Government National Mortgage Association, 4.5000%, 8/1/49 (a)	3,936,000	4,097,258
	Government National Mortgage Association, 5.0000%, 8/1/49 (a)	1,800,000	1,882,260
	Government National Mortgage Association, 4.0000%, 9/1/49 (a)	13,120,000	13,609,770
	Government National Mortgage Association, 3.0000%, 10/1/49 (a)	7,640,000	7,785,936
	JP Morgan Chase Commercial Mortgage Securities Corp., 0.8221%, 12/15/49 ‡,(b)	5,843,277	280,441
	JP Morgan Mortgage Trust, ICE LIBOR USD 1 Month + 0.9000%, 3.1660%, 11/25/49 (144A) ‡	1,406,385	1,403,185
	JP Morgan Mortgage Trust, ICE LIBOR USD 1 Month + 0.9000%, 3.2320%, 12/25/49 (144A) ‡	2,130,000	2,125,498
	Mello Warehouse Securitization Trust, ICE LIBOR USD 1 Month + 1.0500%, 3.3160%, 11/25/51 (144A) ‡	241,000	241,088
	Mello Warehouse Securitization Trust, ICE LIBOR USD 1 Month + 1.2500%, 3.5160%, 11/25/51 (144A) ‡	80,000	80,029
	Mello Warehouse Securitization Trust, ICE LIBOR USD 1 Month + 0.8500%, 3.1160%, 11/25/51 (144A) ‡	321,000	321,031
	New Residential Mortgage Loan Trust, ICE LIBOR USD 1 Month + 0.9000%, 3.1660%, 1/25/48 (144A) ‡	378,478	377,698
	Sequoia Mortgage Trust, 0.3315%, 11/25/48 (144A) ‡,(b)	11,129,248	112,721
	Station Place Securitization Trust, ICE LIBOR USD 1 Month + 0.8500%, 3.2334%, 9/24/19 (144A) ‡	1,099,000	1,099,000
	Station Place Securitization Trust, ICE LIBOR USD 1 Month + 1.2000%, 3.4298%, 8/25/52 (144A) ‡	775,000	775,000
	Station Place Securitization Trust, ICE LIBOR USD 1 Month + 1.4000%, 3.6298%, 8/25/52 (144A) ‡	1,400,000	1,400,000
		Shares or Principal Amounts	Value
Mortgage-Backed Securities - (continued)
	Station Place Securitization Trust, ICE LIBOR USD 1 Month + 1.6000%, 3.8298%, 8/25/52 (144A) ‡	$655,000	$655,000
	Towd Point HE Trust, ICE LIBOR USD 1 Month + 0.9000%, 3.1660%, 4/25/48 (144A) ‡	3,607,615	3,603,801
	Verus Securitization Trust, 3.8490%, 3/25/58 (144A) ‡	68,462	68,922
	Wells Fargo Mortgage Backed Securities, 3.5000%, 7/25/47 (144A) ‡	793,759	798,276
	Wells Fargo Mortgage Backed Securities Trust, 4.0000%, 4/25/49 (144A) ‡	228,425	232,643

Total Mortgage-Backed Securities (cost $150,776,009)			152,120,712

Investment Companies - 29.8%
Money Market Funds- 29.8%
	Federated Institutional Prime Obligations Fund, 2.21%	34,879,724	34,893,676

Total Money Market Funds (cost $34,893,333)			34,893,676

Total Investments (total cost $191,925,013) - 165.1%			193,285,514

Liabilities, net of Cash, Receivables and Other Assets - (65.1%)			(76,237,813)

Net Assets - 100%			$117,047,701

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$193,285,514	100.0%

Schedule of TBA sales commitments – (% of Net Assets)

	Principal Amounts	Value
Securities Sold Short - (0.7)%
Mortgage-Backed Securities – (0.7)%
Government National Mortgage Association, 30 year, 3.5000%, 9/1/49(a) (proceeds $873,090)	$(845,000)	$(872,724)

Summary of Investments by Country - (Short Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$(872,724)	100.0%

Average ending Monthly Market Value of Derivative Instruments During the Period Ended January 31, 2019

Derivative	Market Value
Futures contracts, purchased	$1,216,469
Futures contracts, sold	$1,038,720
Credit default swaps, long	$133,333
Credit default swaps, short	$139,344

Notes to Schedule of Investments and Other Information (unaudited)

ICE	Intercontinental Exchange
LIBOR	LIBOR (London Interbank Offered Rate) is a short-term interest rate that banks offer one another and generally represents current cash rates.
LLC	Limited Liability Company

‡	The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of July 31, 2019.
144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended July 31,2019 is $21,904,316 which represents 18.71% of net assets.

(a)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.
(b)	IO – Interest Only

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2019.
Valuation Inputs Summary

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

Assets Investments in Securities:
Asset-Backed Securities	$—	$5,968,876	$—
Corporate Bonds	—	302,250	—
Mortgage-Backed Securities	—	152,120,712	—
Investment Companies	34,893,676	—	—

Total Assets	$34,893,676	$158,391,838	$—

Liabilities TBA sales commitments(a):
Mortgage-Backed Securities	$—	$872,724	$—
Total Liabilities	$—	$872,724	$—

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or are deemed by Janus Capital to be unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-

income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

Janus Henderson Short Duration Income ETF

Schedule of Investments (unaudited)

July 31, 2019

	Shares/Principal/ Contract Amounts	Value

Asset-Backed Securities - 0.1%
Golden Credit Card Trust, 1.9800%, 4/15/22 (144A)	$484,000	$482,870
Total Asset-Backed Securities (cost $484,000)		482,870

Corporate Bonds - 92.3%
Basic Materials - 1.4%
Glencore Funding LLC, 4.1250%, 3/12/24 (144A)	2,950,000	3,060,363
Incitec Pivot Finance LLC, 6.0000%, 12/10/19 (144A)	4,350,000	4,395,677
Sherwin-Williams Co., 2.2500%, 5/15/20	5,749,000	5,740,542

		13,196,582
Communications - 7.3%
Alibaba Group Holding, Ltd., 2.5000%, 11/28/19	5,800,000	5,801,206
Amazon.com, Inc., 3.3000%, 12/5/21	1,496,000	1,536,804
Amazon.com, Inc., 2.5000%, 11/29/22	6,828,000	6,895,821
Amazon.com, Inc., 2.4000%, 2/22/23	2,900,000	2,920,237
CBS Corp., 2.9000%, 6/1/23	2,233,000	2,247,543
Comcast Corp., 5.1500%, 3/1/20	8,089,000	8,217,100
Deutsche Telekom International Finance B.V., 1.5000%, 9/19/19 (144A)	150,000	149,783
Deutsche Telekom International Finance B.V., 1.5000%, 9/19/19	875,000	873,731
Deutsche Telekom International Finance B.V., ICE LIBOR USD 3 Month + 0.5800%, 2.8833%, 1/17/20 (144A)(a)	700,000	700,803
eBay, Inc., 2.2000%, 8/1/19	566,000	566,000
eBay, Inc., 2.1500%, 6/5/20	1,946,000	1,941,812
eBay, Inc., ICE LIBOR USD 3 Month + 0.8700%, 3.1358%, 1/30/23(a)	2,300,000	2,309,007
NBCUniversal Enterprise, Inc., ICE LIBOR USD 3 Month + 0.4000%, 2.7189%, 4/1/21 (144A)(a)	1,090,000	1,093,608
Optus Finance Pty, Ltd., 4.6250%, 10/15/19	12,867,000	12,913,121
SingTel Group Treasury Pte, Ltd., 4.5000%, 9/8/21	2,841,000	2,954,959
Telstra Corp., Ltd., 7.7500%, 7/15/20	2,200,000	1,607,164
TWDC Enterprises 18 Corp., 2.1500%, 9/17/20	1,100,000	1,099,908
TWDC Enterprises 18 Corp., ICE LIBOR USD 3 Month + 0.3900%, 2.8925%, 3/4/22(a)	2,430,000	2,438,985
Verizon Communications, Inc., ICE LIBOR USD 3 Month + 1.0000%, 3.4103%, 3/16/22(a)	4,600,000	4,671,249
Verizon Communications, Inc., 90 Day Australian Bank Bill Rate + 1.2200%, 2.7803%, 2/17/23(a)	4,730,000	3,272,084
Verizon Communications, Inc., 3.5000%, 2/17/23	2,170,000	1,581,321

		65,792,246
Consumer, Cyclical - 9.9%
American Honda Finance Corp., 2.2500%, 8/15/19	1,500,000	1,499,838
American Honda Finance Corp., ICE LIBOR USD 3 Month + 0.3400%, 2.8679%, 2/14/20(a)	850,000	851,270
American Honda Finance Corp., ICE LIBOR USD 3 Month + 0.2600%, 2.6703%, 6/16/20(a)	4,100,000	4,107,217
American Honda Finance Corp., ICE LIBOR USD 3 Month + 0.4700%, 2.7726%, 1/8/21(a)	2,200,000	2,208,662
American Honda Finance Corp., 2.2000%, 6/27/22	2,300,000	2,296,007
CK Hutchison International 19, Ltd., 3.2500%, 4/11/24 (144A)	3,000,000	3,068,166
Costco Wholesale Corp., 2.2500%, 2/15/22	1,500,000	1,503,877
Costco Wholesale Corp., 2.7500%, 5/18/24	1,600,000	1,639,419
Daimler Finance North America LLC, ICE LIBOR USD 3 Month + 0.6300%, 2.9326%, 1/6/20 (144A)(a)	1,900,000	1,903,734
Daimler Finance North America LLC, ICE LIBOR USD 3 Month + 0.4500%, 2.9734%, 2/22/21 (144A)(a)	4,018,000	4,018,570
Daimler Finance North America LLC, ICE LIBOR USD 3 Month + 0.5500%, 3.1151%, 5/4/21 (144A)(a)	2,000,000	2,002,316
Daimler Finance North America LLC, 2.8500%, 1/6/22 (144A)	600,000	603,863
Daimler Finance North America LLC, ICE LIBOR USD 3 Month + 0.8800%, 3.4034%, 2/22/22 (144A)(a)	2,050,000	2,064,513
General Motors Co., ICE LIBOR USD 3 Month + 0.8000%, 3.3651%, 8/7/20(a)	314,000	314,361
General Motors Co., ICE LIBOR USD 3 Month + 0.9000%, 3.3530%, 9/10/21(a)	3,000,000	3,000,564
General Motors Financial Co., Inc., 2.4500%, 11/6/20	650,000	647,707
General Motors Financial Co., Inc., ICE LIBOR USD 3 Month + 0.8500%, 3.1614%, 4/9/21(a)	3,393,000	3,395,993
General Motors Financial Co., Inc., ICE LIBOR USD 3 Month + 1.5500%, 3.8534%, 1/14/22(a)	400,000	403,320
	Shares/Principal/ Contract Amounts	Value
Corporate Bonds – (continued)
Consumer, Cyclical – (continued)
General Motors Financial Co., Inc., ICE LIBOR USD 3 Month + 0.9900%, 3.2785%, 1/5/23(a)	$2,150,000	$2,121,980
Home Depot, Inc., ICE LIBOR USD 3 Month + 0.3100%, 2.8303%, 3/1/22(a)	3,900,000	3,909,360

Hyundai Capital America, ICE LIBOR USD 3 Month + 0.8200%, 3.2558%, 3/12/21 (144A)(a)	3,558,000	3,560,956
Hyundai Capital America, ICE LIBOR USD 3 Month + 0.9400%, 3.2426%, 7/8/21 (144A)(a)	3,500,000	3,506,181
Hyundai Capital America, 3.0000%, 6/20/22 (144A)	1,800,000	1,800,904
Hyundai Capital America, 3.2500%, 9/20/22 (144A)	1,088,000	1,098,337
Hyundai Capital Services, Inc., 1.6250%, 8/30/19	500,000	499,649
Hyundai Capital Services, Inc., 3.0000%, 3/6/22 (144A)	400,000	402,137
Lowe's Cos., Inc., ICE LIBOR USD 3 Month + 0.4200%, 2.8730%, 9/10/19(a)	2,451,000	2,452,540
Nissan Financial Services Australia Pty, Ltd., 2.5000%, 9/6/19	250,000	172,444
Nissan Motor Acceptance Corp., 2.2500%, 1/13/20 (144A)	1,000,000	999,411
Nissan Motor Acceptance Corp., ICE LIBOR USD 3 Month + 0.3900%, 2.6934%, 7/13/20 (144A)(a)	600,000	600,336
Nissan Motor Acceptance Corp., ICE LIBOR USD 3 Month + 0.6300%, 3.0161%, 9/21/21 (144A)(a)	3,500,000	3,503,094
Toyota Motor Corp., 3.1830%, 7/20/21	400,000	407,731
Toyota Motor Credit Corp., ICE LIBOR USD 3 Month + 0.1000%, 2.4378%, 1/10/20 (a)	3,000,000	3,000,637
Toyota Motor Credit Corp., ICE LIBOR USD 3 Month + 0.5400%, 2.8426%, 1/8/21(a)	3,900,000	3,916,798
Toyota Motor Credit Corp., ICE LIBOR USD 3 Month + 0.2800%, 2.5834%, 4/13/21(a)	2,000,000	2,002,784
Toyota Motor Credit Corp., 2.8000%, 7/13/22	195,000	198,465
Toyota Motor Finance Netherlands B.V., ICE LIBOR USD 3 Month + 0.2500%, 2.6858%, 12/12/19(a)	1,000,000	1,000,740
Volkswagen Group of America Finance LLC, ICE LIBOR USD 3 Month + 0.7700%, 3.3053%, 11/13/20(a)	1,800,000	1,809,066
Volkswagen Group of America Finance LLC, ICE LIBOR USD 3 Month + 0.9400%, 3.4753%, 11/12/21 (144A)(a)	7,500,000	7,560,029
Walmart, Inc., 1.9000%, 12/15/20	2,500,000	2,491,875
Walmart, Inc., ICE LIBOR USD 3 Month + 0.2300%, 2.5731%, 6/23/21(a)	3,400,000	3,410,987
Walmart, Inc., 2.8500%, 7/8/24	4,000,000	4,113,663

		90,069,501
Consumer, Non-cyclical - 4.3%
Allergan Funding SCS, 3.0000%, 3/12/20	900,000	902,045
Becton Dickinson and Co., ICE LIBOR USD 3 Month + 0.8750%, 3.1939%, 12/29/20(a)	1,050,000	1,050,262
Becton Dickinson and Co., ICE LIBOR USD 3 Month + 1.0300%, 3.5044%, 6/6/22(a)	800,000	806,399
Cardinal Health, Inc., 2.4000%, 11/15/19	500,000	499,702
Cardinal Health, Inc., ICE LIBOR USD 3 Month + 0.7700%, 3.1803%, 6/15/22(a)	2,000,000	1,999,633
Constellation Brands, Inc., ICE LIBOR USD 3 Month + 0.7000%, 3.2180%, 11/15/21(a)	3,000,000	3,001,050
Constellation Brands, Inc., 2.7000%, 5/9/22	1,236,000	1,240,970
Constellation Brands, Inc., 2.6500%, 11/7/22	4,100,000	4,117,171
Constellation Brands, Inc., 3.2000%, 2/15/23	2,700,000	2,756,757
CVS Health Corp., 2.1250%, 6/1/21	5,501,000	5,465,218
Fonterra Co-operative Group, Ltd., 4.5000%, 6/30/21	2,200,000	1,603,558
Mars, Inc., 2.7000%, 4/1/25 (144A)	3,530,000	3,594,016
Molson Coors Brewing Co., 2.2500%, 3/15/20	1,127,000	1,124,969
Molson Coors Brewing Co., 2.1000%, 7/15/21	4,600,000	4,569,127
Sysco Corp., 2.6000%, 10/1/20	500,000	501,117
Sysco Corp., 2.6000%, 6/12/22	663,000	665,709
Transurban Finance Co. Pty, Ltd., 3.3750%, 3/22/27 (144A)	150,000	149,317
Wesfarmers, Ltd., 4.7500%, 3/12/20	500,000	351,596
WSO Finance Pty, Ltd., 3.5000%, 7/14/23	1,400,000	1,018,676
WSO Finance Pty, Ltd., 4.5000%, 3/31/27	800,000	631,211
WSO Finance Pty, Ltd., 4.5000%, 9/30/27	4,000,000	3,153,853

		39,202,356
Diversified - 1.2%
CK Hutchison International 16, Ltd., 1.8750%, 10/3/21 (144A)	1,100,000	1,082,862
CK Hutchison International 17 II, Ltd., 2.2500%, 9/29/20 (144A)	1,100,000	1,095,872
CK Hutchison International 17, Ltd., 2.8750%, 4/5/22	4,000,000	4,013,919
	Shares/Principal/ Contract Amounts	Value
Corporate Bonds – (continued)
Diversified – (continued)
Hutchison Whampoa International, Ltd., 5.7500%, 9/11/19 (144A)	$4,350,000	$4,363,355

		10,556,008
Energy - 1.7%
CNOOC Finance 2015 USA LLC, 3.7500%, 5/2/23	4,500,000	4,656,596
Harvest Operations Corp., 4.2000%, 6/1/23 (144A)	2,410,526	2,547,257
Sinopec Group Overseas Development 2016, Ltd., 1.7500%, 9/29/19 (144A)	1,700,000	1,698,062
Sinopec Group Overseas Development 2017, Ltd., 2.3750%, 4/12/20 (144A)	600,000	599,472
Sinopec Group Overseas Development 2017, Ltd., 2.2500%, 9/13/20 (144A)	500,000	498,475
Sinopec Group Overseas Development 2018, Ltd., 3.7500%, 9/12/23 (144A)	5,000,000	5,196,750

		15,196,612
Financial - 51.2%
Ally Financial, Inc., 3.7500%, 11/18/19	6,375,000	6,394,125
American Express Co., ICE LIBOR USD 3 Month + 0.5250%, 3.0501%, 5/17/21(a)	3,275,000	3,283,777
American Express Co., 2.7500%, 5/20/22	2,900,000	2,927,630

American Express Co., ICE LIBOR USD 3 Month + 0.6100%, 2.8631%, 8/1/22(a)	1,550,000	1,553,211
American Express Co., 2.5000%, 7/30/24	2,400,000	2,393,938
ANZ New Zealand Int'l, Ltd., 2.7500%, 1/22/21 (144A)	2,500,000	2,510,470
ANZ New Zealand Int'l, Ltd., ICE LIBOR USD 3 Month + 1.0100%, 3.2658%, 7/28/21 (144A)(a)	1,500,000	1,518,468
ANZ New Zealand Int'l, Ltd., 3.4000%, 3/19/24 (144A)	1,000,000	1,035,496
ASB Bank, Ltd., ICE LIBOR USD 3 Month + 0.9700%, 3.3979%, 6/14/23 (144A)(a)	4,310,000	4,354,820
Australia & New Zealand Banking Group, Ltd., 5.1250%, 9/10/19	4,920,000	5,507,749
Australia & New Zealand Banking Group, Ltd., ICE LIBOR USD 3 Month + 0.4600%, 2.9851%, 5/17/21 (144A)(a)	6,250,000	6,270,084
Australia & New Zealand Banking Group, Ltd., 90 Day Australian Bank Bill Rate + 1.0000%, 2.3688%, 3/7/22(a)	2,000,000	1,398,293
Australia & New Zealand Banking Group, Ltd., ICE LIBOR USD 3 Month + 0.5800%, 3.1420%, 11/9/22 (144A)(a)	3,935,000	3,943,773
Bank of America Corp., 90 Day Australian Bank Bill Rate + 1.1500%, 2.5400%, 3/5/20(a)	5,000,000	3,460,254
Bank of America Corp., 90 Day Australian Bank Bill Rate + 1.5500%, 3.0950%, 8/5/21(a)	1,600,000	1,120,732
Bank of America Corp., ICE LIBOR USD 3 Month + 0.6500%, 2.9993%, 6/25/22(a)	5,000,000	5,020,215
Bank of America Corp., ICE LIBOR USD 3 Month + 1.1800%, 3.4576%, 10/21/22(a)	3,700,000	3,750,573
Bank of America Corp., ICE LIBOR USD 3 Month + 1.1600%, 3.4376%, 1/20/23(a)	1,350,000	1,366,569
Bank of America Corp., ICE LIBOR USD 3 Month + 0.9600%, 3.2194%, 7/23/24(a)	5,700,000	5,742,619
Bank of America Corp., ICE LIBOR USD 3 Month + 0.9700%, 3.4580%, 3/15/25(a)	2,800,000	2,897,051
Bank of China, Ltd., 90 Day Australian Bank Bill Rate + 1.0000%, 2.4000%, 3/2/20(a)	6,300,000	4,356,798
Bank of China, Ltd., 90 Day Australian Bank Bill Rate + 1.2300%, 2.3438%, 4/20/22(a)	800,000	556,623
Bank of Montreal, ICE LIBOR USD 3 Month + 0.4400%, 2.8503%, 6/15/20(a)	1,400,000	1,404,612
Bank of Montreal, ICE LIBOR USD 3 Month + 0.3400%, 2.6434%, 7/13/20(a)	3,000,000	3,007,260
Bank of Montreal, ICE LIBOR USD 3 Month + 0.4600%, 2.7634%, 4/13/21(a)	2,000,000	2,007,814
Bank of Montreal, 2.9000%, 3/26/22	3,270,000	3,314,212
Bank of Montreal, ICE LIBOR USD 3 Month + 0.6300%, 3.0806%, 9/11/22(a)	400,000	402,571
Bank of Montreal, CDOR USD 3 Month + 1.0800%, 3.1200%, 9/19/24(a)	1,350,000	1,029,214
Bank of Nova Scotia, 2.3500%, 10/21/20	700,000	701,237
Bank of Nova Scotia, ICE LIBOR USD 3 Month + 0.2900%, 2.5926%, 1/8/21(a)	1,200,000	1,201,568
Bank of Nova Scotia, ICE LIBOR USD 3 Month + 0.4400%, 2.7176%, 4/20/21(a)	2,000,000	2,006,630
Bank of Nova Scotia, 2.7000%, 3/7/22	500,000	505,555
Bank of Nova Scotia, ICE LIBOR USD 3 Month + 0.6400%, 3.1116%, 3/7/22(a)	500,000	503,516
Bank of Nova Scotia, ICE LIBOR USD 3 Month + 0.6200%, 3.0385%, 9/19/22(a)	4,900,000	4,933,176
Bank of Queensland, Ltd., 90 Day Australian Bank Bill Rate + 1.1700%, 2.2100%, 10/26/20(a)	5,900,000	4,097,295
Bank of Queensland, Ltd., 90 Day Australian Bank Bill Rate + 1.0200%, 2.6450%, 11/16/21(a)	6,000,000	4,164,253
Barclays PLC, ICE LIBOR USD 3 Month + 1.4300%, 3.9480%, 2/15/23 (a)	4,250,000	4,254,521
Bendigo & Adelaide Bank, Ltd., 90 Day Australian Bank Bill Rate + 1.1000%, 2.6566%, 2/21/20(a)	250,000	173,006
Bendigo & Adelaide Bank, Ltd., 90 Day Australian Bank Bill Rate + 1.1000%, 2.6500%, 8/18/20(a)	4,650,000	3,226,404
Bendigo & Adelaide Bank, Ltd., 90 Day Australian Bank Bill Rate + 1.4600%, 2.5738%, 4/20/21(a)	1,200,000	839,010
	Shares/Principal/ Contract Amounts	Value
Corporate Bonds – (continued)
Financial – (continued)
Bendigo & Adelaide Bank, Ltd., 90 Day Australian Bank Bill Rate + 1.0100%, 2.1300%, 1/19/22(a)	$4,650,000	$3,230,531
Bendigo & Adelaide Bank, Ltd., 90 Day Australian Bank Bill Rate + 1.0500%, 2.1000%, 1/25/23(a)	1,500,000	1,042,331
Bendigo & Adelaide Bank, Ltd., 90 Day Australian Bank Bill Rate + 2.8000%, 4.1663%, 12/9/26(a)	200,000	141,864
Canadian Imperial Bank of Commerce, ICE LIBOR USD 3 Month + 0.3150%, 2.5806%, 2/2/21(a)	1,800,000	1,801,953
Canadian Imperial Bank of Commerce, ICE LIBOR USD 3 Month + 0.6600%, 3.1095%, 9/13/23(a)	2,140,000	2,143,278
Capital One Financial Corp., ICE LIBOR USD 3 Month + 0.7200%, 2.9858%, 1/30/23(a)	6,500,000	6,477,614
Capital One NA, ICE LIBOR USD 3 Month + 1.1500%, 3.4158%, 1/30/23(a)	1,500,000	1,516,462
Cboe Global Markets, Inc., 3.6500%, 1/12/27	350,000	370,645
Citibank NA, ICE LIBOR USD 3 Month + 0.5700%, 2.8294%, 7/23/21(a)	6,500,000	6,526,570
Citibank NA, ICE LIBOR USD 3 Month + 0.5300%, 3.0496%, 2/19/22(a)	5,000,000	5,006,316
Citigroup, Inc., 90 Day Australian Bank Bill Rate + 1.2500%, 2.7950%, 8/7/19(a)	1,500,000	1,034,155
Citigroup, Inc., 90 Day Australian Bank Bill Rate + 1.5500%, 3.0950%, 5/4/21(a)	2,000,000	1,399,212
Citigroup, Inc., ICE LIBOR USD 3 Month + 1.0700%, 3.5230%, 12/8/21(a)	5,750,000	5,820,932
Citigroup, Inc., ICE LIBOR USD 3 Month + 0.9600%, 3.2355%, 4/25/22(a)	650,000	655,983
Citigroup, Inc., ICE LIBOR USD 3 Month + 0.7220%, 3.1420%, 1/24/23(a)	1,000,000	1,013,489
Citizens Bank NA, ICE LIBOR USD 3 Month + 0.5400%, 3.0603%, 3/2/20(a)	1,200,000	1,202,203
Citizens Bank NA, ICE LIBOR USD 3 Month + 0.5700%, 3.0906%, 5/26/20(a)	600,000	601,877
Citizens Bank NA, 2.2500%, 10/30/20	1,500,000	1,496,010
Citizens Bank NA, ICE LIBOR USD 3 Month + 0.8100%, 3.3306%, 5/26/22(a)	900,000	903,470

Commonwealth Bank of Australia, 90 Day Australian Bank Bill Rate + 1.1500%, 2.2714%, 1/18/21(a)	2,000,000	1,395,163
Commonwealth Bank of Australia, ICE LIBOR USD 3 Month + 0.8300%, 3.3044%, 9/6/21(a)	1,000,000	1,010,646
Commonwealth Bank of Australia, ICE LIBOR USD 3 Month + 0.8300%, 3.3044%, 9/6/21 (144A)(a)	1,204,000	1,216,818
Commonwealth Bank of Australia, ICE LIBOR USD 3 Month + 0.6800%, 3.0820%, 9/18/22 (144A)(a)	1,200,000	1,208,606
Commonwealth Bank of Australia, ICE LIBOR USD 3 Month + 0.7000%, 3.1103%, 3/16/23 (144A)(a)	3,000,000	3,018,275
Commonwealth Bank of Australia, ICE LIBOR USD 3 Month + 0.8200%, 3.3225%, 6/4/24 (144A)(a)	6,100,000	6,151,212
Commonwealth Bank of Australia, 90 Day Australian Bank Bill Rate + 1.9500%, 2.9755%, 11/5/24(a)	6,000,000	4,147,214
Commonwealth Bank of Australia, 90 Day Australian Bank Bill Rate + 2.6500%, 4.0500%, 6/3/26(a)	1,300,000	920,438
Commonwealth Bank of Australia, ICE LIBOR USD 3 Month + 2.0940%, 3.3750%, 10/20/26(a)	500,000	501,030
Cooperatieve Rabobank UA, ICE LIBOR USD 3 Month + 0.4300%, 2.6966%, 4/26/21(a)	2,000,000	2,006,354
Cooperatieve Rabobank UA, ICE LIBOR USD 3 Month + 0.8300%, 3.1678%, 1/10/22(a)	1,950,000	1,970,155
Cooperatieve Rabobank UA, ICE LIBOR USD 3 Month + 0.4800%, 2.8178%, 1/10/23(a)	1,200,000	1,196,160
Cooperatieve Rabobank UA, ICE LIBOR USD 3 Month + 0.8600%, 3.1929%, 9/26/23 (144A)(a)	3,000,000	3,004,974
Cooperatieve Rabobank UA, 2.6250%, 7/22/24 (144A)	1,000,000	997,907
Credit Union Australia, Ltd., 90 Day Australian Bank Bill Rate + 1.3000%, 2.5450%, 3/20/20(a)	1,520,000	1,053,867
DBS Bank, Ltd., 90 Day Australian Bank Bill Rate + 0.5100%, 1.9004%, 9/4/20(a)	1,000,000	691,128
DBS Group Holdings, Ltd., ICE LIBOR USD 3 Month + 0.4900%, 2.9430%, 6/8/20 (144A)(a)	1,600,000	1,601,856
DBS Group Holdings, Ltd., ICE LIBOR USD 3 Month + 0.4900%, 2.9430%, 6/8/20(a)	800,000	800,928
DBS Group Holdings, Ltd., USD SWAP SEMI 30/360 5YR + 2.3900%, 3.6000%, 9/7/21(a)	1,200,000	1,200,000
DBS Group Holdings, Ltd., 2.8500%, 4/16/22 (144A)	2,000,000	2,020,080
DBS Group Holdings, Ltd., 90 Day Australian Bank Bill Rate + 1.5800%, 2.8804%, 3/16/28(a)	1,130,000	777,332
DBS Group Holdings, Ltd., ICE LIBOR USD 3 Month + 1.5900%, 4.5200%, 12/11/28 (144A)(a)	3,000,000	3,165,976
DEXUS Finance Pty, Ltd., 4.2000%, 11/9/22	2,200,000	1,629,847
	Shares/Principal/ Contract Amounts	Value
Corporate Bonds – (continued)
Financial – (continued)
Dexus Wholesale Property Fund, 4.7500%, 6/16/25	$1,800,000	$1,402,457
First Republic Bank, 2.5000%, 6/6/22	1,645,000	1,647,910
GAIF Bond Issuer Pty, Ltd., 3.4000%, 9/30/26 (144A)	3,252,000	3,237,650
GAIF Bond Issuer Pty, Ltd., 3.4000%, 9/30/26	2,519,000	2,507,884
General Property Trust, 3.5910%, 11/7/23	600,000	440,215
Goldman Sachs Bank USA, 3.2000%, 6/5/20	3,000,000	3,021,988
Goldman Sachs Group, Inc., 90 Day Australian Bank Bill Rate + 1.3000%, 2.8566%, 8/21/19(a)	180,000	124,160
Goldman Sachs Group, Inc., 90 Day Australian Bank Bill Rate + 1.2000%, 2.6308%, 8/26/20(a)	2,500,000	1,733,267
Goldman Sachs Group, Inc., ICE LIBOR USD 3 Month + 1.7700%, 4.2906%, 2/25/21(a)	3,380,000	3,453,495
Goldman Sachs Group, Inc., ICE LIBOR USD 3 Month + 1.3600%, 3.6355%, 4/23/21(a)	2,000,000	2,030,697
Goldman Sachs Group, Inc., ICE LIBOR USD 3 Month + 0.7800%, 3.0355%, 10/31/22(a)	3,400,000	3,409,843
Goldman Sachs Group, Inc., ICE LIBOR USD 3 Month + 1.0500%, 3.5285%, 6/5/23(a)	1,350,000	1,357,009
Goldman Sachs Group, Inc., ICE LIBOR USD 3 Month + 1.2010%, 3.2720%, 9/29/25(a)	900,000	919,372
GPT RE, Ltd., 3.6725%, 9/19/24	2,200,000	1,626,262
GPT Wholesale Office Fund No 1, 4.0000%, 5/18/22	1,900,000	1,375,914
GPT Wholesale Shopping Centre Fund No. 1, 3.9930%, 9/11/24	4,150,000	3,110,486
Heritage Bank, Ltd., 90 Day Australian Bank Bill Rate + 0.8200%, 1.8300%, 8/12/22(a)	3,340,000	2,302,096
Horse Gallop Finance, Ltd., ICE LIBOR USD 3 Month + 1.1800%, 3.5099%, 6/28/21(a)	3,800,000	3,809,175
Industrial & Commercial Bank of China, Ltd., 3.2310%, 11/13/19	5,200,000	5,207,540
Industrial & Commercial Bank of China, Ltd., 90 Day Australian Bank Bill Rate + 0.9800%, 2.6184%, 5/15/20(a)	1,100,000	760,989
JPMorgan Chase & Co., 90 Day Australian Bank Bill Rate + 1.1000%, 2.4663%, 12/9/19(a)	1,500,000	1,036,724
JPMorgan Chase & Co., 2.2500%, 1/23/20	5,779,000	5,776,118
JPMorgan Chase & Co., ICE LIBOR USD 3 Month + 0.6800%, 3.2003%, 6/1/21(a)	1,200,000	1,203,697
JPMorgan Chase & Co., ICE LIBOR USD 3 Month + 0.6100%, 3.0120%, 6/18/22(a)	5,000,000	5,012,730
JPMorgan Chase & Co., ICE LIBOR USD 3 Month + 0.6950%, 3.2070%, 4/1/23(a)	3,900,000	3,967,850
JPMorgan Chase & Co., ICE LIBOR USD 3 Month + 0.9000%, 3.1755%, 4/25/23(a)	1,900,000	1,915,586
JPMorgan Chase & Co., ICE LIBOR USD 3 Month + 0.7300%, 2.9894%, 4/23/24(a)	2,649,000	2,639,736
JPMorgan Chase Bank NA, ICE LIBOR USD 3 Month + 0.3700%, 2.8896%, 2/19/21(a)	2,500,000	2,501,188
JPMorgan Chase Bank NA, ICE LIBOR USD 3 Month + 0.3400%, 2.6066%, 4/26/21(a)	4,000,000	4,002,563
Liberty Financial Pty, Ltd., 5.1000%, 6/1/20	6,700,000	4,689,111
Liberty Financial Pty, Ltd., 5.1000%, 4/9/21	3,650,000	2,587,561
Lloyds Banking Group PLC, 90 Day Australian Bank Bill Rate + 1.3000%, 2.5450%, 3/20/23(a)	3,000,000	2,051,228

Lloyds Banking Group PLC, 3.6500%, 3/20/23	1,500,000	1,078,495
Lloyds Banking Group PLC, ICE LIBOR USD 3 Month + 0.8100%, 2.9070%, 11/7/23(a)	1,600,000	1,592,209
Lloyds Banking Group PLC, 3.9000%, 3/12/24	1,800,000	1,863,025
Macquarie Bank, Ltd., ICE LIBOR USD 3 Month + 1.1200%, 3.3758%, 7/29/20 (144A)(a)	1,000,000	1,009,594
Macquarie Group, Ltd., 6.2500%, 1/14/21 (144A)	1,750,000	1,839,995
Macquarie Group, Ltd., 6.2500%, 1/14/21	2,091,000	2,198,531
Macquarie Group, Ltd., ICE LIBOR USD 3 Month + 1.0230%, 3.1890%, 11/28/23 (144A)(a)	6,657,000	6,760,117
Macquarie Group, Ltd., ICE LIBOR USD 3 Month + 1.3500%, 3.6613%, 3/27/24(a)	6,502,000	6,580,589
Members Equity Bank, Ltd., 90 Day Australian Bank Bill Rate + 1.2500%, 2.9000%, 11/9/20(a)	1,200,000	832,069
Mizuho Financial Group, Inc., ICE LIBOR USD 3 Month + 0.9400%, 3.4606%, 2/28/22(a)	2,844,000	2,866,396
Mizuho Financial Group, Inc., ICE LIBOR USD 3 Month + 0.8800%, 3.3306%, 9/11/22(a)	1,600,000	1,608,814
Morgan Stanley, ICE LIBOR USD 3 Month + 1.4000%, 3.6776%, 4/21/21(a)	4,000,000	4,070,400
Morgan Stanley, ICE LIBOR USD 3 Month + 1.1800%, 3.4576%, 1/20/22(a)	2,850,000	2,879,214
Morgan Stanley, ICE LIBOR USD 3 Month + 0.8300%, 3.2476%, 6/10/22(a)	4,100,000	4,109,755
Morgan Stanley, ICE LIBOR USD 3 Month + 1.4000%, 3.6828%, 10/24/23(a)	5,655,000	5,762,411
Morgan Stanley, ICE LIBOR USD 3 Month + 0.8470%, 3.7370%, 4/24/24(a)	2,000,000	2,075,795
National Australia Bank, Ltd., 2.5000%, 1/12/21	1,500,000	1,504,740
National Australia Bank, Ltd., ICE LIBOR USD 3 Month + 0.3500%, 2.6895%, 1/12/21(a)	1,200,000	1,202,700
National Australia Bank, Ltd., ICE LIBOR USD 3 Month + 0.5800%, 2.9666%, 9/20/21 (144A)(a)	5,500,000	5,528,710
National Australia Bank, Ltd., ICE LIBOR USD 3 Month + 0.7100%, 3.2751%, 11/4/21 (144A)(a)	7,200,000	7,256,916
National Australia Bank, Ltd., 90 Day Australian Bank Bill Rate + 0.8000%, 2.4482%, 2/10/23(a)	2,000,000	1,389,589
	Shares/Principal/ Contract Amounts	Value
Corporate Bonds – (continued)
Financial – (continued)
National Australia Bank, Ltd., 90 Day Australian Bank Bill Rate + 1.8500%, 3.0334%, 3/26/25(a)	$6,017,000	$4,171,981
National Australia Bank, Ltd., 90 Day Australian Bank Bill Rate + 2.4000%, 3.6150%, 9/21/26(a)	1,925,000	1,360,337
Nederlandse Waterschapsbank NV, 1.7500%, 9/5/19	1,100,000	1,099,345
Nordea Bank AB, 2.1250%, 5/29/20 (144A)	910,000	908,039
Nordea Bank AB, 2.5000%, 9/17/20 (144A)	200,000	200,287
Nordea Bank Abp, ICE LIBOR USD 3 Month + 0.9400%, 3.4638%, 8/30/23 (144A)(a)	4,500,000	4,443,954
Oversea-Chinese Banking Corp., Ltd., 4.2500%, 6/19/24 (144A)	399,000	419,261
Oversea-Chinese Banking Corp., Ltd., 4.2500%, 6/19/24	1,897,000	1,993,330
Oversea-Chinese Banking Corp., Ltd., USD SWAP SEMI 30/360 5YR + 2.2030%, 4.0000%, 10/15/24(a)	250,000	250,418
Royal Bank of Canada, ICE LIBOR USD 3 Month + 0.7300%, 2.9831%, 2/1/22(a)	620,000	625,609
Royal Bank of Canada, 2.8000%, 4/29/22	1,200,000	1,213,932
Royal Bank of Canada, ICE LIBOR USD 3 Month + 0.6600%, 2.9485%, 10/5/23(a)	2,600,000	2,607,062
Scentre Group Trust 1, 4.5000%, 9/8/21	4,400,000	3,193,309
Scentre Group Trust 1 / Scentre Group Trust 2, 2.3750%, 11/5/19 (144A)	400,000	399,775
Shinhan Bank Co., Ltd., 90 Day Australian Bank Bill Rate + 1.1000%, 2.4004%, 3/17/21(a)	4,850,000	3,355,841
Shopping Centres Australasia Property Retail Trust, 3.7500%, 4/20/21	600,000	421,992
Shopping Centres Australasia Property Retail Trust, 3.9000%, 6/7/24	3,100,000	2,274,872
Simon Property Group LP, 2.7500%, 2/1/23	3,500,000	3,539,101
Simon Property Group LP, 2.7500%, 6/1/23	5,903,000	5,974,147
Stockland Trust, 8.2500%, 11/25/20	1,000,000	748,226
Sumitomo Mitsui Financial Group, Inc., ICE LIBOR USD 3 Month + 1.1400%, 3.4425%, 10/19/21(a)	2,070,000	2,098,942
Sumitomo Mitsui Financial Group, Inc., 2.7840%, 7/12/22	420,000	423,507
Sumitomo Mitsui Financial Group, Inc., ICE LIBOR USD 3 Month + 0.7400%, 3.0396%, 10/18/22(a)	700,000	701,527
Sumitomo Mitsui Financial Group, Inc., ICE LIBOR USD 3 Month + 0.8600%, 3.1625%, 7/19/23(a)	4,700,000	4,725,768
Sumitomo Mitsui Financial Group, Inc., 2.6960%, 7/16/24	1,200,000	1,199,437
Suncorp-Metway, Ltd., 2.3750%, 11/9/20 (144A)	3,888,000	3,886,079
Suncorp-Metway, Ltd., 3.3000%, 4/15/24 (144A)	4,900,000	5,017,361
TD Ameritrade Holding Corp., ICE LIBOR USD 3 Month + 0.4300%, 2.6831%, 11/1/21(a)	5,900,000	5,909,721
Toronto-Dominion Bank, 3.0000%, 6/11/20	2,500,000	2,516,595
Toronto-Dominion Bank, 1.8500%, 9/11/20	360,000	358,501
Toronto-Dominion Bank, 2.5000%, 12/14/20	2,900,000	2,910,737
Toronto-Dominion Bank, ICE LIBOR USD 3 Month + 0.6400%, 2.9425%, 7/19/23(a)	4,900,000	4,928,970
Toronto-Dominion Bank, 3.2500%, 3/11/24	1,270,000	1,315,220
United Overseas Bank, Ltd., ICE LIBOR USD 3 Month + 0.4800%, 2.7394%, 4/23/21 (144A)(a)	2,500,000	2,504,225
United Overseas Bank, Ltd., USD SWAP SEMI 30/360 5YR + 1.9950%, 3.7500%, 9/19/24 (a)	3,580,000	3,576,635
United Overseas Bank, Ltd., USD SWAP SEMI 30/360 5YR + 1.6540%, 2.8800%, 3/8/27(a)	1,300,000	1,294,592
United Overseas Bank, Ltd., ICE LIBOR USD 3 Month + 1.5000%, 3.7500%, 4/15/29 (144A)(a)	2,600,000	2,672,663
Vicinity Centres Trust, 3.5000%, 4/26/24	2,320,000	1,691,420

Wells Fargo & Co., ICE LIBOR USD 3 Month + 1.0100%, 3.4816%, 12/7/20(a)		1,246,000	1,258,976
Wells Fargo & Co., 2.5000%, 3/4/21		800,000	802,857
Wells Fargo & Co., ICE LIBOR USD 3 Month + 0.9300%, 3.4653%, 2/11/22(a)		1,083,000	1,089,975
Wells Fargo & Co., 90 Day Australian Bank Bill Rate + 1.1000%, 2.1282%, 4/27/22(a)		3,500,000	2,432,404
Wells Fargo & Co., ICE LIBOR USD 3 Month + 1.1100%, 3.3928%, 1/24/23(a)		750,000	760,350
Wells Fargo Bank NA, ICE LIBOR USD 3 Month + 0.5000%, 2.7594%, 7/23/21(a)		7,500,000	7,512,322
Wells Fargo Bank NA, ICE LIBOR USD 3 Month + 0.5100%, 2.7876%, 10/22/21(a)		3,500,000	3,509,153
Westpac Banking Corp., 1.6000%, 8/19/19		1,050,000	1,049,597
Westpac Banking Corp., ICE LIBOR USD 3 Month + 0.5600%, 3.0796%, 8/19/19(a)		500,000	500,173
Westpac Banking Corp., ICE LIBOR USD 3 Month + 1.0000%, 3.5353%, 5/13/21(a)		200,000	202,638
Westpac Banking Corp., ICE LIBOR USD 3 Month + 0.8500%, 3.3696%, 8/19/21(a)		500,000	505,598
Westpac Banking Corp., ICE LIBOR USD 3 Month + 0.8500%, 3.1908%, 1/11/22(a)		450,000	455,602
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.1100%, 2.6550%, 2/7/22(a)		2,000,000	1,401,361
Westpac Banking Corp., ICE LIBOR USD 3 Month + 0.7100%, 3.0399%, 6/28/22(a)		750,000	756,397
	Shares/Principal/ Contract Amounts		Value
Corporate Bonds – (continued)
Financial – (continued)
Westpac Banking Corp., ICE LIBOR USD 3 Month + 0.5700%, 2.9108%, 1/11/23(a)		$3,600,000	$3,608,778
Westpac Banking Corp., ICE LIBOR USD 3 Month + 0.7700%, 3.2906%, 2/26/24(a)		3,600,000	3,625,860
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 3.1000%, 4.4663%, 3/10/26(a)		1,000,000	710,207
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.8300%, 4.3340%, 8/16/29(a)		12,022,000	8,787,252

			463,980,766
Government - 0.7%
Inter-American Development Bank, 5.5000%, 8/23/21	INR	222,150,000	3,150,826
International Bank for Reconstruction & Development, 3.5000%, 1/22/21		$3,465,000	2,353,622
International Bank for Reconstruction & Development, 3.0000%, 2/2/23		1,300,000	900,254

			6,404,702
Industrial - 5.1%
Australia Pacific Airports Melbourne Pty, Ltd., 5.0000%, 6/4/20		200,000	141,992
Australia Pacific Airports Melbourne Pty, Ltd., 3.7500%, 11/4/26		100,000	76,621
Brisbane Airport Corp. Pty, Ltd., 6.0000%, 10/21/20		260,000	188,918
Caterpillar Financial Services Corp., ICE LIBOR USD 3 Month + 0.3500%, 2.8216%, 12/7/20(a)		3,600,000	3,609,161
Caterpillar Financial Services Corp., ICE LIBOR USD 3 Month + 0.2300%, 2.6403%, 3/15/21(a)		1,000,000	1,000,855
Caterpillar Financial Services Corp., 2.9500%, 2/26/22		2,100,000	2,140,125
Caterpillar Financial Services Corp., ICE LIBOR USD 3 Month + 0.5900%, 3.0644%, 6/6/22(a)		1,800,000	1,810,649
Caterpillar Financial Services Corp., ICE LIBOR USD 3 Month + 0.5100%, 3.0280%, 5/15/23(a)		1,100,000	1,100,843
New Terminal Financing Co. Pty, Ltd., 90 Day Australian Bank Bill Rate + 1.4500%, 2.5788%, 7/12/24(a)		8,200,000	5,721,898
Perth Airport Pty, Ltd., 6.0000%, 7/23/20		598,000	430,118
QPH Finance Co. Pty, Ltd., 5.7500%, 7/29/20		5,400,000	3,876,795
QPH Finance Co. Pty, Ltd., 5.0000%, 7/7/21		150,000	109,922
Rockwell Collins, Inc., 3.1000%, 11/15/21		1,400,000	1,416,764
Sydney Airport Finance Co. Pty, Ltd., 5.1250%, 2/22/21 (144A)		350,000	362,664
Sydney Airport Finance Co. Pty, Ltd., 3.9000%, 3/22/23 (144A)		600,000	623,332
Sydney Airport Finance Co. Pty, Ltd., 3.9000%, 3/22/23		1,000,000	1,038,887
Sydney Airport Finance Co. Pty, Ltd., 3.3750%, 4/30/25 (144A)		1,500,000	1,524,714
Sydney Airport Finance Co. Pty, Ltd., 3.3750%, 4/30/25		2,370,000	2,409,048
Sydney Airport Finance Co. Pty, Ltd., 3.6250%, 4/28/26 (144A)		13,200,000	13,567,203
Trimble, Inc., 4.1500%, 6/15/23		3,100,000	3,228,787
Vulcan Materials Co., ICE LIBOR USD 3 Month + 0.6500%, 3.1703%, 3/1/21(a)		1,900,000	1,902,234

			46,281,530
Technology - 3.4%
Apple, Inc., 1.5500%, 8/4/21		1,100,000	1,087,094
Apple, Inc., 2.1000%, 9/12/22		1,300,000	1,298,983
Apple, Inc., 2.4000%, 1/13/23		4,200,000	4,238,014
Broadcom Corp. / Broadcom Cayman Finance, Ltd., 3.0000%, 1/15/22		1,415,000	1,420,563
Broadcom Corp. / Broadcom Cayman Finance, Ltd., 2.6500%, 1/15/23		2,400,000	2,366,305
IBM Credit LLC, 1.6250%, 9/6/19		1,285,000	1,283,862
IBM Credit LLC, ICE LIBOR USD 3 Month + 0.4700%, 2.9938%, 11/30/20(a)		6,100,000	6,129,704
IBM Credit LLC, ICE LIBOR USD 3 Month + 0.2600%, 2.5376%, 1/20/21(a)		3,200,000	3,202,285
International Business Machines Corp., 1.9000%, 1/27/20		500,000	498,988
International Business Machines Corp., ICE LIBOR USD 3 Month + 0.2300%, 2.4858%, 1/27/20(a)		350,000	350,251
Microchip Technology, Inc., 3.9220%, 6/1/21		3,200,000	3,255,731
Oracle Corp., 1.9000%, 9/15/21		3,100,000	3,077,651
Oracle Corp., 2.5000%, 5/15/22		2,900,000	2,918,478

			31,127,909

Utilities - 6.1%
AGL Energy, Ltd., 5.0000%, 11/5/21	1,010,000	735,159
Ausgrid Finance Pty, Ltd., 3.8500%, 5/1/23 (144A)	4,400,000	4,561,188
Ausgrid Finance Pty, Ltd., 90 Day Australian Bank Bill Rate + 1.2200%, 2.2316%, 10/30/24 (a)	12,700,000	8,788,256
Ausgrid Finance Pty, Ltd., 3.7500%, 10/30/24	6,170,000	4,619,593
	Shares/Principal/ Contract Amounts	Value
Corporate Bonds – (continued)
Utilities – (continued)
AusNet Services Holdings Pty, Ltd., 5.2500%, 2/14/20	$700,000	$492,194
Australian Gas Networks Vic 3 Pty, Ltd., 4.5000%, 12/17/21	350,000	257,199
Australian Gas Networks, Ltd., 90 Day Australian Bank Bill Rate + 0.4200%, 1.6300%, 7/1/26(a)	2,500,000	1,620,063
Energy Partnership Gas Pty, Ltd., 3.6420%, 12/11/24	1,000,000	736,725
ETSA Utilities Finance Pty, Ltd., 90 Day Australian Bank Bill Rate + 1.0200%, 2.4441%, 8/29/22(a)	2,000,000	1,381,794
ETSA Utilities Finance Pty, Ltd., 90 Day Australian Bank Bill Rate + 1.0400%, 2.3859%, 12/13/23(a)	500,000	343,898
ETSA Utilities Finance Pty, Ltd., 3.5000%, 8/29/24	4,280,000	3,159,696
Korea East-West Power Co., Ltd., 3.8750%, 7/19/23 (144A)	3,300,000	3,462,624
Network Finance Co. Pty, Ltd., 90 Day Australian Bank Bill Rate + 1.2300%, 2.3720%, 12/6/24(a)	10,600,000	7,307,738
SGSP Australia Assets Pty, Ltd., 3.3000%, 4/9/23	11,500,000	11,719,398
United Energy Distribution Pty, Ltd., 90 Day Australian Bank Bill Rate + 0.9700%, 2.5150%, 2/7/23(a)	3,000,000	2,061,610
United Energy Distribution Pty, Ltd., 3.8500%, 10/23/24	2,370,000	1,786,342
Victoria Power Networks Finance Pty, Ltd., 4.0000%, 8/18/27	2,500,000	1,922,368

		54,955,845

Total Corporate Bonds (cost $840,143,320)		836,764,057

Mortgage-Backed Securities - 3.1%
Firstmac Mortgage Funding Trust No 4, 30 Day Australian Bank Bill Rate + 1.3000%, 2.4275%, 3/8/49(a)	2,700,000	1,851,910
La Trobe Financial Capital Markets Trust, 30 Day Australian Bank Bill Rate + 1.9000%, 3.0250%, 1/12/49(a)	3,747,624	2,586,981
Liberty Series, 30 Day Australian Bank Bill Rate + 1.6500%, 2.7750%, 10/10/49(a)	13,630,000	9,357,223
Pepper Residential Securities, ICE LIBOR USD 1 Month + 1.0000%, 3.6376%, 6/20/60 (144A)(a)	4,483,613	4,475,319
Pepper Residential Securities, ICE LIBOR USD 1 Month + 0.9000%, 3.3296%, 11/18/60 (144A)(a)	1,378,650	1,380,610
RedZed Trust Series, 30 Day Australian Bank Bill Rate + 2.4000%, 3.5250%, 3/9/50(a)	3,800,000	2,665,104
Resimac MBS Trust, ICE LIBOR USD 1 Month + 0.8000%, 3.1794%, 11/10/49 (144A)(a)	2,517,979	2,505,968
Resimac Premier, ICE LIBOR USD 1 Month + 0.9500%, 3.3186%, 9/11/48 (144A)(a)	3,103,217	3,097,681

Total Mortgage-Backed Securities (cost $28,497,999)		27,920,796

Foreign Government Bonds - 2.2%
Export-Import Bank of Korea, ICE LIBOR USD 3 Month + 0.5750%, 3.0953%, 6/1/21(a)	11,432,000	11,460,917
Korea Hydro & Nuclear Power Co., Ltd., 3.7500%, 7/25/23 (144A)	3,082,000	3,222,385
Korea National Oil Corp., 4.2500%, 10/8/19	200,000	138,481
Korea National Oil Corp., 2.0000%, 10/24/21	4,746,000	4,690,856
Korea South-East Power Co., Ltd., 5.7500%, 9/25/20	670,000	482,336

Total Foreign Government Bonds (cost $19,771,652)		19,994,975

Investment Companies - 0.2%
Money Markets - 0.2%
State Street Institutional U.S. Government Money Market Fund, 2.2608% (cost $1,919,088)∞	1,919,088	1,919,088
Commercial Paper - 1.0%
Pentair Finance Sarl, 2.7500%, 8/1/19 (cost $9,400,000) (Section 4(2))	9,400,000	9,399,315
OTC Purchased Options - 0.1%
Call - 0.0%
Counterparty/Reference Asset Citigroup Global Markets, Inc.: EUR Currency, Notional amount $26,162,436, premiums paid $708,087, unrealized depreciation $(592,004), exercise price $1.17, expires 02/26/20*	26,162,436	116,083
	Shares/Principal/ Contract Amounts	Value

OTC Purchased Options - (continued)
Put - 0.1%
Counterparty/Reference Asset J.P. Morgan Chase Bank, EUR currency, Notional amount $26,162,436, premiums paid $703,900, unrealized appreciation $447,561, exercise price $1.17, expires 02/26/20*		26,162,436	$1,151,461

Total OTC Purchased Options (premiums paid $1,411,987)			1,267,544
Total Investments (total cost $901,628,046) - 99.0%			897,748,645

Cash, Receivables and Other Assets, net of Liabilities - 1.0%			9,042,715

Net Assets - 100%			$906,791,360

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$412,259,513	45.9%
Australia	290,684,210	32.4
Canada	44,469,349	5.0
South Korea	27,715,226	3.1
Singapore	25,923,383	2.9
China	21,922,895	2.4
Cayman Islands	19,425,380	2.2
Japan	14,032,122	1.6
Netherlands	12,999,952	1.4
New Zealand	11,022,812	1.2
United Kingdom	10,839,478	1.2
Finland	5,552,280	0.6
Luxembourg	902,045	0.1
Total	$897,748,645	100.0%

Schedule of Forward Foreign Currency Exchange Contracts, Open
Counterparty/ Foreign Currency	Settlement Date	Foreign Currency AmountSold/ (Purchased)	USD Currency AmountSold/ (Purchased)	Market Value and Unrealized Appreciation (Depreciation)

Barclays Bank PLC
Australian Dollar	9/06/19	245,100,000	$(170,987,888)	$1,846,036
J.P. Morgan Chase Bank
Australian Dollar	9/06/19	(1,000,000)	697,246	(7,153)
Canadian Dollar	9/06/19	(6,380,000)	4,881,079	(19,239)
Euro	9/06/19	(3,220,000)	3,629,214	(34,166)
Australian Dollar	9/06/19	2,100,000	(1,460,586)	11,390
Australian Dollar	9/06/19	3,000,000	(2,065,296)	(4,984)
Australian Dollar	9/06/19	4,900,000	(3,412,610)	31,153
Australian Dollar	8/23/19	6,500,000	(4,586,523)	103,015
Canadian Dollar	9/06/19	7,750,000	(5,850,562)	(55,278)
Euro	9/06/19	8,350,000	(9,515,284)	192,723
217,461
Morgan Stanley & Co.
New Zealand Dollar	9/06/19	5,000,000	(3,310,015)	7,570

Total	$2,071,067

Schedule of Futures
Description	Number of Contracts	Expiration Date	Value and Notional Amount	Unrealized Appreciation (Depreciation)	Variation Margin Asset/(Liability)

Futures Bought:
3-Year Australian Bond	744	09/16/19	$59,202,211	$353,490	$(75,592)
Futures Sold:
5-Year U.S. Treasury Note	395	09/30/19	(46,434,102)	(345,879)	76,579
10-Year U.S. Treasury Note	87	09/19/19	(11,085,703)	(155,090)	34,337

(500,969)	110,916

Total	$(147,479)	$35,324

Schedule of Centrally Cleared Interest Rate Swaps
Payments made by Fund	Payments received by Fund	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/(Liability)

2.7100% Fixed	3 Month LIBOR	Quarterly	2/04/30	42,709,000 USD	$—	$(2,905,117)	$(41,623)
3 Month LIBOR	2.4755% Fixed	Quarterly	2/04/22	191,454,000 USD	—	2,511,668	(189,037)

Total					$—	$(393,449)	$(230,660)

Schedule of OTC Interest Rate Swaps
Payments made by Fund	Payments received by Fund	Payment Frequency	Counterparty	Maturity Date	Notional Amount	Outstanding Swap Contracts at Value Asset/(Liability)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)

0.8125% Fixed	3 Month Australia Bank Bill	Quarterly	Goldman Sachs	8/04/21	59,810,000 AUD	$—	$—	$—
3 Month NZD Bank Bill	1.1500% Fixed	Quarterly	Goldman Sachs	8/03/21	61,850,000 NZD	—	—	—

Total						$—	$—	$—

Schedule of Centrally Cleared Credit Default Swaps - Buy Protection
Reference Asset	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/(Liability)

CDX.NA.IG.31, Fixed Rate of 1.00% Paid Quarterly	12/20/23	$42,750,000	$(363,863)	$(641,665)	$(41,664)
CDX.NA.IG.31, Fixed Rate of 1.00% Paid Quarterly	12/20/23	42,750,000	(479,476)	(526,051)	(41,664)

Total			$(843,339)	$(1,167,716)	$(83,328)

Average ending Monthly Market Value of Derivative Instruments During the Period Ended July 31, 2019

Derivative	Market Value
Forward foreign currency exchange contracts, purchased (a)	$6,280,786
Forward foreign currency exchange contracts, sold(a)	198,539,312
Futures contracts, purchased	70,139,460
Futures contracts, sold	97,551,994
Centrally Cleared Credit default swaps, long	52,250,000
Centrally Cleared Credit default swaps, short	53,280,750
Centrally Cleared Interest rate swaps, long	251,320,355
Centrally Cleared Interest rate swaps, short	251,080,533
OTC Interest rate swaps, long	9,116,116
OTC Interest rate swaps, short	9,116,116
Purchased call option	239,206
Purchased put option	594,307
Purchased call swaption	123,413
Purchased put swaption	163,853
Written call option	27,114
Written put option	6,602
Written call swaption	106,602
Written put swaption	10,815

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount purchased or sold.

Notes to Schedule of Investments and Other Information (unaudited)

CDOR	Canadian Dollar Offered Rate
ICE	Intercontinental Exchange
LIBOR	LIBOR (London Interbank Offered Rate) is a short-term interest rate that banks offer one another and generally represents current cash rates.
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

*	Non-income producing security.
∞	Rate reflects 7 day yield as of July 31, 2019.
Section 4(2)

Securities subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the Securities Act of 1933, as amended. The total value of Section 4(2) securities as of the period ended July 31, 2019 is $1,151,461, which represents 0.1% of net assets.

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended July 31, 2019 is $194,288,218 which represents 21.4% of net assets.

(a)

Variable or floating rate security. Rate shown is the current rate as of July 31, 2019. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2019.
Valuation Inputs Summary

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 - Significant Unobservable Inputs

Assets Investments in Securities:
Asset-Backed Securities	$—	$482,870		$—
Corporate Bonds	—	836,764,057		—
Mortgage-Backed Securities	—	27,920,796		—
Foreign Government Bonds	—	19,994,975		—
Investment Companies	1,919,088	—		—
Options Purchased, at Value	—	1,267,544		—
Commercial Paper	—	9,399,315		—

Total Investments in Securities	$1,919,088	$895,829,557		$—

Other Financial Instruments(a):
Forward Currency Contracts	$—	$2,191,887		$—
Variation Margin Receivable	110,916	—		—
Total Other Financial Instruments	$110,916	$2,191,887	$

Total Assets	$2,030,004	$898,021,444		$—

Liabilities Other Financial Instruments(a):
Forward Currency Contracts	$—	$120,820		$—
Variation Margin Payable	75,592	313,988		—

Total Liabilities	$75,592	$434,808		$—

(a)

Other financial instruments include forward foreign currency exchange, futures, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Other swap contracts are reported at their market value at measurement date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or are deemed by Janus Capital to be unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

Janus Henderson Small Cap Growth Alpha ETF

Schedule of Investments (unaudited)

July 31, 2019

	Shares	Value

Common Stocks - 100.0%
Air Freight & Logistics - 0.5%
Forward Air Corp.	3,086	$194,418
Airlines - 1.1%
Allegiant Travel Co.	1,752	262,537
Hawaiian Holdings, Inc.	5,167	134,291

		396,828
Auto Components - 1.0%
Fox Factory Holding Corp.*	2,525	202,202
LCI Industries	1,655	151,648

		353,850
Automobiles - 0.2%
Winnebago Industries, Inc.	2,115	85,234
Beverages - 0.4%
MGP Ingredients, Inc.	955	47,741
National Beverage Corp.	2,621	114,092

		161,833
Biotechnology - 2.6%
BioSpecifics Technologies Corp.*	1,907	110,796
Enanta Pharmaceuticals, Inc.*	5,145	385,978
Ligand Pharmaceuticals, Inc.*	5,127	469,172

		965,946
Building Products - 4.2%
American Woodmark Corp.*	1,814	153,918
Builders FirstSource, Inc.*	12,437	213,668
Continental Building Products, Inc.*	3,736	91,831
Cornerstone Building Brands, Inc.*	13,501	78,576
JELD-WEN Holding, Inc.*	10,836	237,417
Patrick Industries, Inc.*	2,565	117,656
PGT Innovations, Inc.*	6,277	101,185
Simpson Manufacturing Co., Inc.	4,807	296,880
Universal Forest Products, Inc.	6,600	266,838

		1,557,969
Capital Markets - 0.8%
Diamond Hill Investment Group, Inc.	156	21,988
Houlihan Lokey, Inc.	1,731	79,626
Moelis & Co. - Class A	2,216	80,751
Siebert Financial Corp.*	1,224	14,468
Virtu Financial, Inc. - Class A	4,872	105,625

		302,458
Chemicals - 3.7%
Balchem Corp.	3,217	330,193
Chase Corp.	936	96,951
Livent Corp.*	14,528	93,560
Westlake Chemical Corp.	12,796	864,626

		1,385,330
Commercial Banks - 4.4%
Ameris Bancorp	2,144	85,267
BancFirst Corp.	1,472	85,877
Baycom Corp.*	541	12,389
Byline Bancorp, Inc.*	1,711	32,697
Cadence BanCorp	5,801	99,429
CenterState Bank Corp.	5,882	143,050
Eagle Bancorp, Inc.	1,555	62,682
Equity Bancshares, Inc. - Class A *	709	18,781
Esquire Financial Holdings, Inc.*	339	8,695
Farmers National Banc Corp.	1,255	18,336
FB Financial Corp.	1,391	52,872
First Bancshares, Inc.	772	25,638
First Bank/Hamilton	835	9,502
First Choice Bancorp	527	11,699
	Shares	Value
Common Stocks – (continued)
Commercial Banks – (continued)
First Foundation, Inc.	2,011	$30,246

First Merchants Corp.	2,237	88,160
Franklin Financial Network, Inc.	663	19,559
FVCBankcorp, Inc.*	620	11,172
Guaranty Bancshares, Inc.	528	16,273
Independent Bank Group, Inc.	1,967	111,745
Investar Holding Corp.	453	10,922
LegacyTexas Financial Group, Inc.	2,195	93,814
Level One Bancorp, Inc.	349	8,223
Metropolitan Bank Holding Corp.*	375	15,739
Old Line Bancshares, Inc.	767	21,660
Pacific Premier Bancorp, Inc.	2,824	89,323
People's Utah Bancorp	847	25,664
Plumas Bancorp	233	5,720
Preferred Bank	691	37,445
RBB Bancorp	903	18,150
SB One Bancorp	427	9,783
ServisFirst Bancshares, Inc.	2,411	82,119
South State Corp.	1,592	127,472
Southern National Bancorp of Virginia, Inc.	1,086	17,289
TriState Capital Holdings, Inc.*	1,324	27,804
Triumph Bancorp, Inc.*	1,204	37,577
Unity Bancorp, Inc.	489	10,127
Veritex Holdings, Inc.	2,443	62,516

		1,645,416
Commercial Services & Supplies - 0.9%
McGrath RentCorp	2,609	177,699
Viad Corp.	2,182	150,863

		328,562
Communications Equipment - 3.0%
Ubiquiti Networks, Inc.	8,543	1,099,740
Construction & Engineering - 0.9%
Comfort Systems USA, Inc.	3,971	166,782
Construction Partners, Inc. - Class A *	3,421	53,470
NV5 Global, Inc.*	1,352	107,444

		327,696
Consumer Finance - 0.0%
Elevate Credit, Inc.*	1,956	8,137
Diversified Telecommunication Services - 0.1%
Bandwidth, Inc. - Class A *	351	26,150
Electrical Equipment - 1.7%
Allied Motion Technologies, Inc.	1,033	40,948
Atkore International Group, Inc.*	4,976	135,795
GrafTech International, Ltd.	31,258	357,904
TPI Composites, Inc.*	3,767	96,322

		630,969
Electronic Equipment & Instruments - 10.6%
Control4 Corp.*	12,287	293,782
Insight Enterprises, Inc.*	16,482	906,840
KEMET Corp.	26,729	537,788
Methode Electronics, Inc.	17,053	510,737
Napco Security Technologies, Inc.*	8,513	246,451
nLight, Inc.*	17,053	280,351
Rogers Corp.*	7,450	1,182,017

		3,957,966
Energy Equipment & Services - 0.8%
Cactus, Inc. - Class A *	2,844	83,528
Liberty Oilfield Services, Inc. - Class A	4,194	59,345
ProPetro Holding Corp.*	6,106	110,702
	Shares	Value
Common Stocks - (continued)
Energy Equipment & Services - (continued)
Solaris Oilfield Infrastructure, Inc. - Class A	1,902	$27,218

		280,793
Equity Real Estate Investment Trusts (REITs) - 1.1%
CareTrust, Inc.	3,680	85,486
Independence Realty Trust, Inc.	3,462	42,756
Innovative Industrial Properties, Inc.#	376	39,732
Jernigan Capital, Inc.	837	16,606
Physicians Realty Trust	7,140	122,879
Terreno Realty Corp.	2,429	118,681

		426,140

Food & Staples Retailing - 0.3%
Sprouts Farmers Market, Inc.*	6,630	112,246
Food Products - 0.2%
Calavo Growers, Inc.	988	87,379
Health Care Equipment & Supplies - 6.6%
Cantel Medical Corp.	10,915	1,007,236
FONAR Corp.*	1,664	40,835
Inogen, Inc.*	5,737	352,825
LeMaitre Vascular, Inc.	5,145	170,248
Quidel Corp.*	10,416	614,856
Tactile Systems Technology, Inc.*	4,925	284,370

		2,470,370
Health Care Providers & Services - 6.3%
AMN Healthcare Services, Inc.*	12,196	651,022
BioTelemetry, Inc.*	8,844	415,226
Ensign Group, Inc.	13,870	835,806
National Research Corp. - Class A	6,507	438,702

		2,340,756
Health Care Technology - 0.5%
Simulations Plus, Inc.	4,582	177,873
Hotels, Restaurants & Leisure - 2.3%
BJ's Restaurants, Inc.	1,371	54,429
Choice Hotels International, Inc.	3,682	315,952
Dave & Buster's Entertainment, Inc.	2,417	98,251
Hilton Grand Vacations, Inc.*	6,004	196,331
Wingstop, Inc.	1,945	185,923

		850,886
Household Durables - 1.5%
Cavco Industries, Inc.*	601	106,587
Century Communities, Inc.*	2,007	55,333
Hooker Furniture Corp.	780	16,263
Installed Building Products, Inc.*	1,986	105,814
LGI Homes, Inc.*	1,517	106,630
TopBuild Corp.*	2,278	184,814

		575,441
Insurance - 0.8%
Health Insurance Innovations, Inc. - Class A *	517	11,369
Kinsale Capital Group, Inc.	957	85,996
National General Holdings Corp.	5,099	126,098
NI Holdings, Inc.*	1,000	16,810
Universal Insurance Holdings, Inc.	1,562	38,753

		279,026
Interactive Media & Services - 0.7%
Cargurus, Inc.*	1,924	71,707
Match Group, Inc.	1,513	113,914
Yelp, Inc.*	1,641	57,517

		243,138
Internet & Catalog Retail - 0.7%
Duluth Holdings, Inc. - Class B *	1,939	23,559
	Shares	Value
Common Stocks - (continued)
Internet & Catalog Retail - (continued)
Shutterfly, Inc.*	2,263	$114,711
Stamps.com, Inc.*	1,146	54,722
Stitch Fix, Inc. - Class A *	2,941	76,701

		269,693
IT Services - 1.3%
Paysign, Inc.*,#	21,767	307,132
USA Technologies, Inc.*	27,238	179,226

		486,358
Leisure Equipment & Products - 0.7%
Callaway Golf Co.	6,223	114,130
Johnson Outdoors, Inc. - Class A	584	39,706
Malibu Boats, Inc. - Class A *	1,380	41,579
Marine Products Corp.	2,257	36,248
MasterCraft Boat Holdings, Inc.*	1,240	20,584

		252,247
Life Sciences Tools & Services - 3.0%
Cambrex Corp.*	8,806	385,703
Medpace Holdings, Inc.*	9,371	738,060

		1,123,763

Machinery - 1.7%
Alamo Group, Inc.	1,264	123,733
Hurco Cos., Inc.	727	24,856
Kadant, Inc.	1,202	112,339
Omega Flex, Inc.	1,088	82,753
Proto Labs, Inc.*	2,886	300,433

		644,114
Media - 0.1%
AMC Networks, Inc. - Class A *	961	51,298
Metals & Mining - 0.3%
Warrior Met Coal, Inc.	5,129	126,891
Oil, Gas & Consumable Fuels - 0.8%
Berry Petroleum Corp.	4,979	48,794
Callon Petroleum Co.*	13,862	68,201
Falcon Minerals Corp.	2,789	22,061
Magnolia Oil & Gas Corp. - Class A *	9,478	105,964
SRC Energy, Inc.*	14,804	60,401

		305,421
Personal Products - 0.5%
Medifast, Inc.	668	74,582
Natural Health Trends Corp.	631	4,739
USANA Health Sciences, Inc.*	1,312	89,282

		168,603
Pharmaceuticals - 3.7%
Corcept Therapeutics, Inc.*	30,048	338,340
Innoviva, Inc.*	26,491	314,713
Phibro Animal Health Corp. - Class A	5,306	165,176
SIGA Technologies, Inc.*	21,175	118,580
Supernus Pharmaceuticals, Inc.*	13,704	457,303

		1,394,112
Professional Services - 3.2%
BG Staffing, Inc.	1,102	18,316
Exponent, Inc.	5,584	384,179
Korn Ferry	6,071	238,469
TriNet Group, Inc.*	7,530	553,756

		1,194,720
Real Estate Management & Development - 0.4%
Consolidated-Tomoka Land Co.	193	12,105
Marcus & Millichap, Inc.*	1,502	49,866
Newmark Group, Inc. - Class A	6,051	59,663
	Shares	Value
Common Stocks - (continued)
Real Estate Management & Development - (continued)
RMR Group, Inc. - Class A	586	$28,855

		150,489
Road & Rail - 1.2%
PAM Transportation Services, Inc.*	640	37,383
Saia, Inc.*	2,784	212,419
Schneider National, Inc. - Class B	10,120	195,316

		445,118
Semiconductors & Semiconductor Equipment - 3.5%
ACM Research, Inc. - Class A *	6,543	114,044
FormFactor, Inc.*	34,370	576,729
Ichor Holdings, Ltd.*	10,313	259,991
Nanometrics, Inc.*	11,306	354,782

		1,305,546
Software - 15.0%
Appfolio, Inc. - Class A *	7,347	709,353
Avalara, Inc.*	15,200	1,238,496
Ebix, Inc.	14,069	647,596
Paylocity Holding Corp.*	10,258	1,047,239
Qualys, Inc.*	11,603	1,004,356
SPS Commerce, Inc.*	8,254	923,045

		5,570,085
Specialty Retail - 2.2%
Boot Barn Holdings, Inc.*	1,877	58,731
Floor & Decor Holdings, Inc. - Class A *	6,500	254,475
Lithia Motors, Inc. - Class A	1,479	195,051
MarineMax, Inc.*	1,512	23,345
Penske Automotive Group, Inc.	5,535	254,444
Winmark Corp.	249	42,084

		828,130

Textiles, Apparel & Luxury Goods - 1.3%
Columbia Sportswear Co.	4,519	478,924
Superior Group of Companies, Inc.	1,015	17,275

		496,199
Thrifts & Mortgage Finance - 1.4%
Axos Financial, Inc.*	2,760	80,895
Bridgewater Bancshares, Inc.*	1,354	16,140
FS Bancorp, Inc.	203	10,008
LendingTree, Inc.*	579	186,750
Merchants Bancorp	1,294	23,150
NMI Holdings, Inc. - Class A *	3,042	75,685
OP Bancorp	705	6,951
Sterling Bancorp, Inc.	2,335	22,930
Walker & Dunlop, Inc.	1,385	80,801

		503,310
Trading Companies & Distributors - 1.8%
BMC Stock Holdings, Inc.*	7,155	151,328
EVI Industries, Inc.#	1,263	44,357
Rush Enterprises, Inc. - Class A	3,960	149,134
SiteOne Landscape Supply, Inc.*	4,413	325,988

		670,807

Total Common Stocks (cost $35,903,194)		37,259,454

Investment Companies - 0.7%
Investments Purchased with Cash Collateral from Securities Lending - 0.7%
Janus Henderson Cash Collateral Fund LLC, 2.3234% ºº,£	269,721	269,721
Money Markets - 0.0%
State Street Institutional U.S. Government Money Market Fund, 2.2608% ºº	9,140	9,140

Total Investment Companies (cost $278,861)		278,861

		Value
Total Investments (total cost $36,182,055) - 100.7%		$37,538,315

Liabilities, net of Cash, Receivables and Other Assets - (0.7%)		(274,606)

Net Assets - 100%		$37,263,709

Summary of Investments by Country - (Long Positions) (unaudited)

Country	Value	% of Investment Securities
United States	$ 37,538,315	100.0%

Schedules of Affiliated Investments — (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at 7/31/19
Investment Companies — 0.7%
Investments Purchased with Cash Collateral from Securities Lending — 0.7%
Janus Henderson Cash Collateral Fund LLC, 2.3234%ºº	$ 11,760∆	$ −	$ −	$ 269,721

	Share Balance at 10/31/18	Purchases	Sales	Share Balance at 7/31/19
Investment Companies — 0.7%
Investments Purchased with Cash Collateral from Securities Lending — 0.7%
Janus Henderson Cash Collateral Fund LLC, 2.3234%ºº	1,591,064	9,933,781	(11,255,124)	269,721

Notes to Schedule of Investments and Other Information (unaudited)

LLC Limited Liability Company
* Non-income producing security.
# Loaned security; a portion of the security is on loan at July 31, 2019.
ºº Rate shown is the 7-day yield as of July 31, 2019.

£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2019.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets Investments in Securities:
Common Stocks	$ 37,259,454	$ −	$ −
Investment Companies
Money Markets	9,140	−	−
All Other	−	269,721	−
Total Assets	$ 37,268,594	$ 269,721	$ −

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or are deemed by Janus Capital to be unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

Janus Henderson Small/Mid Cap Growth Alpha ETF

Schedule of Investments (unaudited)

July 31, 2019

	Shares	Value

Common Stocks - 100.0%
Aerospace & Defense - 1.8%
HEICO Corp.	13,184	$1,802,912
Air Freight & Logistics - 0.2%
Forward Air Corp.	3,191	201,033
Airlines - 0.4%
Allegiant Travel Co.	1,811	271,378
Hawaiian Holdings, Inc.	5,343	138,865

		410,243
Auto Components - 1.0%
Fox Factory Holding Corp.*	2,973	238,078
Gentex Corp.	19,917	546,124
LCI Industries	1,947	178,404

		962,606
Automobiles - 0.4%
Thor Industries, Inc.	4,317	257,293
Winnebago Industries, Inc.	2,491	100,388

		357,681
Beverages - 0.8%
MGP Ingredients, Inc.	4,921	246,001
National Beverage Corp.#	13,492	587,307

		833,308
Biotechnology - 1.0%
BioSpecifics Technologies Corp.*	2,026	117,711
Enanta Pharmaceuticals, Inc.*	5,471	410,434
Ligand Pharmaceuticals, Inc.*	5,453	499,004

		1,027,149
Building Products - 3.6%
Allegion PLC	10,450	1,081,993
American Woodmark Corp.*	1,878	159,348
AO Smith Corp.	15,699	713,519
Builders FirstSource, Inc.*	12,859	220,918
Patrick Industries, Inc.*	2,654	121,739
PGT Innovations, Inc.*	6,490	104,619
Simpson Manufacturing Co., Inc.	4,968	306,824
Trex Co., Inc.*	6,506	531,865
Universal Forest Products, Inc.	6,823	275,854

		3,516,679
Capital Markets - 1.2%
Diamond Hill Investment Group, Inc.	188	26,499
Evercore, Inc. - Class A	2,239	193,382
Hamilton Lane, Inc. - Class A	1,494	87,698
Houlihan Lokey, Inc.	2,096	96,416
Interactive Brokers Group, Inc. - Class A	4,094	209,858
LPL Financial Holdings, Inc.	4,552	381,776
Moelis & Co. - Class A	2,680	97,659
Virtu Financial, Inc. - Class A	5,898	127,869

		1,221,157
Chemicals - 2.8%
Chase Corp.	2,408	249,421
Livent Corp.*	37,357	240,579
Westlake Chemical Corp.	32,900	2,223,053

		2,713,053

Commercial Banks - 2.9%
Ameris Bancorp	2,599	103,362
BancFirst Corp.	1,791	104,487
Bank OZK	7,015	214,519
Byline Bancorp, Inc.*	2,072	39,596
Cadence BanCorp	7,023	120,374
CenterState Bank Corp.	7,121	173,183
Eagle Bancorp, Inc.	1,885	75,984
	Shares	Value

Common Stocks - (continued)
Commercial Banks - (continued)
Equity Bancshares, Inc. - Class A *	858	$22,728
Esquire Financial Holdings, Inc.*	413	10,593
Farmers National Banc Corp.	1,515	22,134
FB Financial Corp.	1,682	63,933
First Bancshares, Inc.	937	31,118
First Bank/Hamilton	1,014	11,539
First Choice Bancorp	638	14,164
First Foundation, Inc.	2,436	36,637
Franklin Financial Network, Inc.	805	23,748
FVCBankcorp, Inc.*	749	13,497
Home BancShares, Inc.	9,163	180,236
Independent Bank Group, Inc.	2,380	135,208
Investar Holding Corp.	548	13,212
LegacyTexas Financial Group, Inc.	2,657	113,560
Pacific Premier Bancorp, Inc.	3,417	108,080
People's Utah Bancorp	1,026	31,088
Preferred Bank	836	45,303
RBB Bancorp	1,092	21,949
ServisFirst Bancshares, Inc.	2,931	99,830
Sterling Bancorp	11,429	249,724
TCF Financial Corp.	3,904	164,124
Texas Capital Bancshares, Inc.*	2,743	172,617
TriState Capital Holdings, Inc.*	1,600	33,600
Veritex Holdings, Inc.	2,961	75,772
Western Alliance Bancorp*	5,696	281,610

		2,807,509
Commercial Services & Supplies - 1.2%
Rollins, Inc.	36,428	1,221,431
Communications Equipment - 2.4%
Lumentum Holdings, Inc.*	13,526	765,977
Ubiquiti Networks, Inc.	12,496	1,608,610

		2,374,587
Construction & Engineering - 0.3%
Comfort Systems USA, Inc.	4,103	172,326
Construction Partners, Inc. - Class A *	3,536	55,268
NV5 Global, Inc.*	1,395	110,860

		338,454
Consumer Finance - 0.7%
Credit Acceptance Corp.*	1,026	490,459
Green Dot Corp. - Class A *	2,897	146,849

		637,308
Distributors - 0.6%
Pool Corp.	3,098	586,668
Diversified Consumer Services - 0.7%
Bright Horizons Family Solutions, Inc.*	4,563	693,895
Diversified Telecommunication Services - 0.1%
Bandwidth, Inc. - Class A *	815	60,718

Electrical Equipment - 1.8%
Acuity Brands, Inc.	4,438	595,668
Allied Motion Technologies, Inc.	1,069	42,375
Atkore International Group, Inc.*	5,147	140,462
Sensata Technologies Holding PLC*	17,979	852,744
TPI Composites, Inc.*	3,892	99,519

		1,730,768
Electronic Equipment & Instruments - 5.4%
Cognex Corp.	30,343	1,335,395
Coherent, Inc.*	4,280	594,278
Control4 Corp.*	4,722	112,903
Insight Enterprises, Inc.*	6,331	348,332
IPG Photonics Corp.*	9,412	1,233,066
	Shares	Value

Common Stocks - (continued)
Electronic Equipment & Instruments - (continued)
KEMET Corp.	10,272	$206,673
Littelfuse, Inc.	4,379	739,876
Methode Electronics, Inc.	6,549	196,142
Rogers Corp.*	3,282	520,722

		5,287,387
Energy Equipment & Services - 0.7%
Cactus, Inc. - Class A *	6,969	204,680
Liberty Oilfield Services, Inc. - Class A	10,274	145,377
ProPetro Holding Corp.*	14,956	271,152
Solaris Oilfield Infrastructure, Inc. - Class A	4,655	66,613

		687,822
Entertainment - 0.2%
World Wrestling Entertainment, Inc. - Class A	2,313	168,340
Equity Real Estate Investment Trusts (REITs) - 1.0%
CareTrust, Inc.	1,800	41,814
CoreSite Realty Corp.	694	72,738
CubeSmart	3,546	120,387
Gaming and Leisure Properties, Inc.	4,003	150,953
Jernigan Capital, Inc.	414	8,214
Medical Properties Trust, Inc.	7,356	128,730
Rexford Industrial Realty, Inc.	1,947	80,606
Ryman Hospitality Properties, Inc.	972	72,900
STAG Industrial, Inc.	2,354	69,961
STORE Capital Corp.	4,275	146,248
Terreno Realty Corp.	1,175	57,410

		949,961
Food & Staples Retailing - 0.6%
Sprouts Farmers Market, Inc.*	34,129	577,804
Food Products - 0.5%
Calavo Growers, Inc.	5,090	450,160
Health Care Equipment & Supplies - 6.8%
Cantel Medical Corp.	11,608	1,071,186
FONAR Corp.*	1,768	43,387
Globus Medical, Inc. - Class A *	21,297	970,717
Inogen, Inc.*	6,101	375,212
LeMaitre Vascular, Inc.	5,471	181,035
Masimo Corp.*	14,843	2,342,968
Neogen Corp.*	14,500	1,035,300
Quidel Corp.*	11,075	653,757

		6,673,562
Health Care Providers & Services - 4.0%
AMN Healthcare Services, Inc.*	12,967	692,178
BioTelemetry, Inc.*	9,401	441,377

Ensign Group, Inc.	14,760	889,438
HealthEquity, Inc.*	17,445	1,430,141
National Research Corp.	6,940	467,895

		3,921,029
Health Care Technology - 0.2%
Simulations Plus, Inc.	4,871	189,092
Hotels, Restaurants & Leisure - 2.3%
BJ's Restaurants, Inc.	1,617	64,195
Choice Hotels International, Inc.	4,346	372,930
Dave & Buster's Entertainment, Inc.	2,846	115,690
Hilton Grand Vacations, Inc.*	7,071	231,222
Planet Fitness, Inc. - Class A *	6,582	517,740
Texas Roadhouse, Inc.	5,596	309,067
Wingstop, Inc.	2,289	218,806
Wyndham Hotels & Resorts, Inc.	7,580	428,649

		2,258,299
	Shares	Value

Common Stocks - (continued)
Household Durables - 1.9%
Cavco Industries, Inc.*	706	$125,209
Hooker Furniture Corp.	916	19,099
Installed Building Products, Inc.*	2,336	124,462
iRobot Corp.*	2,187	159,870
LGI Homes, Inc.*	1,783	125,327
Mohawk Industries, Inc.*	5,642	703,501
Toll Brothers, Inc.	11,371	409,015
TopBuild Corp.*	2,680	217,428
ZAGG, Inc.*	2,266	15,023

		1,898,934
Insurance - 0.3%
Health Insurance Innovations, Inc. - Class A *,#	630	13,854
Kinsale Capital Group, Inc.	1,161	104,327
National General Holdings Corp.	6,185	152,955
NI Holdings, Inc.*	1,210	20,340
Universal Insurance Holdings, Inc.	1,890	46,891

		338,367
Interactive Media & Services - 0.4%
Cargurus, Inc.*	4,461	166,262
Match Group, Inc.	3,505	263,891

		430,153
Internet & Catalog Retail - 1.5%
Duluth Holdings, Inc. - Class B *	2,282	27,726
Etsy, Inc.*	9,363	627,508
GrubHub, Inc.*	7,103	480,376
Shutterfly, Inc.*	2,665	135,089
Stamps.com, Inc.*	1,347	64,319
Stitch Fix, Inc. - Class A *	3,461	90,263

		1,425,281
IT Services - 3.7%
EPAM Systems, Inc.*	9,675	1,874,918
Euronet Worldwide, Inc.*	9,202	1,434,684
NIC, Inc.	11,846	214,886
Paysign, Inc.*,#	8,361	117,974

		3,642,462
Leisure Equipment & Products - 0.1%
Malibu Boats, Inc. - Class A *	1,625	48,961
Marine Products Corp.	2,659	42,704

MasterCraft Boat Holdings, Inc.*	1,459	24,219

		115,884
Life Sciences Tools & Services - 5.6%
Cambrex Corp.*	9,360	409,968
Charles River Laboratories International, Inc.*	13,562	1,824,632
PRA Health Sciences, Inc.*	18,264	1,824,756
Syneos Health, Inc.*	28,860	1,474,457

		5,533,813
Machinery - 6.2%
Alamo Group, Inc.	1,305	127,746
Allison Transmission Holdings, Inc.	13,381	614,857
Graco, Inc.	18,519	890,394
John Bean Technologies Corp.	3,519	417,565
Kadant, Inc.	1,243	116,171
Middleby Corp.*	6,192	832,081
Nordson Corp.	6,387	904,782
Omega Flex, Inc.	1,125	85,568
Proto Labs, Inc.*	2,984	310,634
Snap-On, Inc.	6,161	940,230
Toro Co.	11,840	862,189

		6,102,217
	Shares	Value

Common Stocks - (continued)
Media - 0.6%
Cable One, Inc.	283	$344,354
Nexstar Media Group, Inc. - Class A	2,271	231,120

		575,474
Metals & Mining - 2.2%
Steel Dynamics, Inc.	57,312	1,805,901
Warrior Met Coal, Inc.	13,188	326,271

		2,132,172
Multiline Retail - 0.4%
Ollie's Bargain Outlet Holdings, Inc.*	4,946	418,877
Oil, Gas & Consumable Fuels - 0.5%
Callon Petroleum Co.*	33,949	167,029
Falcon Minerals Corp.	6,832	54,041
Magnolia Oil & Gas Corp. - Class A *	23,212	259,510

		480,580
Personal Products - 0.5%
USANA Health Sciences, Inc.*	6,753	459,542
Pharmaceuticals - 3.8%
Corcept Therapeutics, Inc.*	31,950	359,757
Innoviva, Inc.*	28,167	334,624
Jazz Pharmaceuticals PLC *	15,761	2,196,768
Phibro Animal Health Corp. - Class A	5,643	175,667
SIGA Technologies, Inc.*	22,516	126,090
Supernus Pharmaceuticals, Inc.*	14,569	486,167

		3,679,073
Professional Services - 2.9%
ASGN, Inc.*	5,870	370,104
BG Staffing, Inc.	1,135	18,864
Exponent, Inc.	5,772	397,114
Insperity, Inc.	4,590	488,146
Korn Ferry	6,291	247,110
Robert Half International, Inc.	13,176	795,962
TriNet Group, Inc.*	7,785	572,509

		2,889,809

Real Estate Management & Development - 0.2%
Consolidated-Tomoka Land Co.	92	5,770
Jones Lang LaSalle, Inc.	963	140,299
Marcus & Millichap, Inc.*	728	24,170
Newmark Group, Inc. - Class A	2,932	28,910
RMR Group, Inc. - Class A	286	14,083

		213,232
Road & Rail - 1.0%
Landstar System, Inc.	4,468	497,154
PAM Transportation Services, Inc.*	659	38,492
Saia, Inc.*	2,880	219,744
Schneider National, Inc. - Class B	10,462	201,917

		957,307
Semiconductors & Semiconductor Equipment - 4.6%
ACM Research, Inc. - Class A *	2,511	43,767
Cabot Microelectronics Corp.	5,165	628,322
FormFactor, Inc.*	13,207	221,613
Ichor Holdings, Ltd.*	3,962	99,882
MKS Instruments, Inc.	9,626	819,461
Monolithic Power Systems, Inc.	7,649	1,133,276
ON Semiconductor Corp.*	73,023	1,570,725

		4,517,046
Software - 14.0%
Alteryx, Inc. - Class A *	8,237	968,177
Appfolio, Inc. - Class A *	2,825	272,754
Aspen Technology, Inc.*	12,212	1,610,396
	Shares	Value

Common Stocks - (continued)
Software - (continued)
Avalara, Inc.*	12,387	$1,009,293
CDK Global, Inc.	21,535	1,117,020
Ebix, Inc.	5,407	248,884
LogMeIn, Inc.	8,822	670,207
Paycom Software, Inc.*	10,361	2,494,411
Paylocity Holding Corp.*	9,380	957,604
Qualys, Inc.*	6,933	600,120
SPS Commerce, Inc.*	3,173	354,837
Trade Desk, Inc. - Class A *	6,816	1,794,721
Tyler Technologies, Inc.*	6,790	1,584,447

		13,682,871
Specialty Retail - 1.5%
Boot Barn Holdings, Inc.*	2,207	69,057
Five Below, Inc.*	4,357	511,773
Floor & Decor Holdings, Inc. - Class A *	7,655	299,693
Lithia Motors, Inc. - Class A	1,739	229,339
MarineMax, Inc.*	1,777	27,437
Penske Automotive Group, Inc.	6,515	299,495

		1,436,794
Textiles, Apparel & Luxury Goods - 1.0%
Columbia Sportswear Co.	5,323	564,131
Skechers U.S.A., Inc. - Class A *	10,469	397,194
Superior Group of Companies, Inc.	1,196	20,356

		981,681
Thrifts & Mortgage Finance - 0.9%
Axos Financial, Inc.*	3,344	98,013
Bridgewater Bancshares, Inc.*	1,639	19,537
Essent Group, Ltd.*	5,367	247,741
FS Bancorp, Inc.	246	12,128

LendingTree, Inc.*	700	225,778
Merchants Bancorp	1,563	27,962
NMI Holdings, Inc. - Class A *	3,685	91,683
OP Bancorp	854	8,420
Sterling Bancorp, Inc.	2,828	27,771
Walker & Dunlop, Inc.	1,677	97,836

		856,869
Trading Companies & Distributors - 0.6%
BMC Stock Holdings, Inc.*	7,398	156,468
GMS, Inc.*	4,489	101,047
SiteOne Landscape Supply, Inc.*	4,561	336,921

		594,436

Total Common Stocks (cost $92,291,494)		98,023,489

Investment Companies - 0.5%
Investments Purchased with Cash Collateral from Securities Lending - 0.5%
Janus Henderson Cash Collateral Fund LLC, 2.3234% ºº,£	492,386	492,386
Money Markets - 0.0%
State Street Institutional U.S. Government Money Market Fund, 2.2608% ºº	16	16

Total Investment Companies (total cost $492,402) - 0.5%		492,402

Total Investments (total cost $92,783,896) - 100.5%		98,515,891

Liabilities, net of Cash, Receivables and Other Assets – (0.5)%		(513,758)

Net Assets - 100%		$98,002,133

Summary of Investments by Country - (Long Positions) (unaudited)

Country	Value	% of Investment Securities
United States	$ 95,237,130	96.7%
Ireland	3,278,761	3.3
Total	$ 98,515,891	100.0%

Schedules of Affiliated Investments — (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at 7/31/19
Investment Companies — 0.5%
Investments Purchased with Cash Collateral from Securities Lending — 0.5%
Janus Henderson Cash Collateral Fund LLC, 2.3234%ºº	$ 9,646∆	$ −	$ −	$ 492,386

	Share Balance at 10/31/18	Purchases	Sales	Share Balance at 7/31/19
Investment Companies — 0.5%
Investments Purchased with Cash Collateral from Securities Lending — 0.5%
Janus Henderson Cash Collateral Fund LLC, 2.3234%ºº	847,850	12,526,939	(12,882,403)	492,386

Notes to Schedule of Investments and Other Information (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
#	Loaned security; a portion of the security is on loan at July, 31, 2019.
ºº	Rate reflects 7 day yield as of July 31, 2019.
£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2019.
Valuation Inputs Summary

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

Assets Investments in Securities:
Common Stocks	$98,023,489	$—	$—
Investment Companies
Money Markets	16	—	—
All Other	—	492,386	—
Total Assets	$98,023,505	$492,386	$—

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or are deemed by Janus Capital to be unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

The Long-Term Care ETF

Schedule of Investments (unaudited)

July 31, 2019

	Shares	Value

Common Stocks - 99.9%
Equity Real Estate Investment Trusts (REITs) - 63.3%
Aedifica SA	5,503	$581,456
Care Property Invest NV	5,124	146,538
CareTrust, Inc.	21,094	490,014
HCP, Inc.	54,313	1,734,214
Ingenia Communities Group	47,252	111,384
LTC Properties, Inc.	8,746	403,103
National Health Investors, Inc.	9,292	737,599
New Senior Investment Group, Inc.	18,020	128,483
Omega Healthcare Investors, Inc.	23,378	848,621
Sabra Health Care, Inc.	36,911	761,843
Senior Housing Properties Trust	52,548	430,894
Ventas, Inc.	41,923	2,820,999
Welltower, Inc.	46,048	3,827,510

		13,022,658
Health Care Providers & Services - 34.7%
Addus HomeCare Corp.*	2,511	202,362
Ambea AB(144A)	11,986	84,962
Amedisys, Inc.*	5,996	826,788
Arvida Group, Ltd.	87,193	78,840
Attendo AB(144A)	23,044	105,934
Brookdale Senior Living, Inc.*	40,704	317,084
Capital Senior Living Corp.*	5,324	28,430
Charm Care Corp. KK	1,200	21,187
Chartwell Retirement Residences	46,758	547,644
Elan Corp.	2,900	46,769
Ensign Group, Inc.	11,373	685,337
Estia Health, Ltd.	44,565	82,934
Extendicare, Inc.#	17,860	121,864
Genesis Healthcare, Inc.*	11,765	13,765
Japara Healthcare, Ltd.	54,936	39,758
Korian SA	11,435	454,777
LHC Group, Inc.*	6,221	787,454
Mediterranean Towers, Ltd.	18,911	44,183
Metlifecare, Ltd.	37,379	108,055
N Field Co., Ltd.	2,600	16,499
National HealthCare Corp.	2,289	200,516
NichiiGakkan Co., Ltd.	7,900	125,876
Oceania Healthcare, Ltd.	74,269	50,978
Orpea	6,309	795,869
Regis Healthcare, Ltd.	29,853	57,613
Ryman Healthcare, Ltd.	88,402	752,654
Sienna Senior Living, Inc.	14,730	222,103
St-Care Holding Corp.	2,500	11,766
Summerset Group Holdings, Ltd.	46,906	174,912
Tsukui Corp.	10,600	49,107
UNIMAT Retirement Community Co., Ltd.	800	12,740
Viemed Healthcare, Inc.*	7,474	56,234

		7,124,994
Professional Services - 1.6%
SMS Co., Ltd.	14,800	331,918
Real Estate Management & Development - 0.3%
Lifestyle Communities, Ltd.	12,519	58,330

Total Common Stocks (cost $18,752,064)		20,537,900

Investment Companies - 0.6%
Investments Purchased with Cash Collateral from Securities Lending - 0.4%
Janus Henderson Cash Collateral Fund LLC, 2.3234% ºº,£	88,040	88,040
Money Markets - 0.2%
State Street Institutional U.S. Government Money Market Fund, 2.2608% ºº	34,607	34,607

Total Investment Companies (cost $122,647)		122,647
		Value

Total Investments (total cost $18,874,711) - 100.5%		$20,660,547

Liabilities, net of Cash, Receivables and Other Assets - (0.5%)		(109,935)

Net Assets - 100%	$20,550,612

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$15,423,897	74.7%
France	1,250,646	6.1
New Zealand	1,165,439	5.6
Canada	891,611	4.3
Belgium	727,994	3.5
Japan	615,862	3.0
Australia	350,019	1.7
Sweden	190,896	0.9
Israel	44,183	0.2
Total	$20,660,547	100.0%

Schedules of Affiliated Investments — (% of Net Assets)
	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at 7/31/19
Investment Companies — 0.4%
Investments Purchased with Cash Collateral from Securities Lending — 0.4%
Janus Henderson Cash Collateral Fund LLC, 2.3234%ºº	$437∆	$—	$—	$88,040

	Share Balance at 10/31/18	Purchases	Sales	Share Balance at 7/31/19
Investment Companies — 0.4%
Investments Purchased with Cash Collateral from Securities Lending — 0.4%
Janus Henderson Cash Collateral Fund LLC, 2.3234%ºº	—	1,241,438	(1,153,398)	88,040

Notes to Schedule of Investments and Other Information (unaudited)

LLC	Limited Liability Company

*	Non-income producing security.
#	Loaned security; a portion of the security is on loan at July 31, 2019.
ºº	Rate shown is the 7-day yield as of July 31, 2019.
£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended July 31, 2019 is $190,896, which represents 0.9% of net assets.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2019.
Valuation Inputs Summary

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

Assets Investments in Securities:
Common Stocks	$20,537,900	$—	$—
Investment Companies
Money Markets	34,607	—	—
All Other	—	88,040	—

Total Assets	$20,572,507	$88,040	$—

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or are deemed by Janus Capital to be unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

The Obesity ETF

Schedule of Investments (unaudited)

July 31, 2019

	Shares	Value

Common Stocks - 99.9%
Biotechnology - 8.4%
Arena Pharmaceuticals, Inc.*	7,282	$456,436
Esperion Therapeutics, Inc.*	3,761	149,274
Lexicon Pharmaceuticals, Inc.*	6,071	8,196
Madrigal Pharmaceuticals, Inc.*	1,242	108,414
MannKind Corp.*,#	27,430	30,722
Poxel S.A.*	2,102	14,744
Resverlogix Corp.*	10,292	24,375
Rhythm Pharmaceuticals, Inc.*	3,788	72,919

		865,080
Diversified Consumer Services - 1.4%
Weight Watchers International, Inc.*	6,778	146,744
Health Care Equipment & Supplies - 49.5%
ABIOMED, Inc.*	2,228	620,632
AngioDynamics, Inc.*	5,374	109,522
Apex Biotechnology Corp.	12,000	11,539
Cardiovascular Systems, Inc.*	4,944	226,583
CryoLife, Inc.*	5,249	151,276
DexCom, Inc.*	4,619	724,582
EKF Diagnostics Holdings PLC*	58,416	24,892
Endologix, Inc.*	2,465	17,033
Fisher & Paykel Healthcare Corp., Ltd.#	43,560	473,474
Insulet Corp.*	3,766	462,992
iRhythm Technologies, Inc.*	3,585	298,057
Itamar Medical, Ltd.*	20,961	6,414
LeMaitre Vascular, Inc.	2,333	77,199
Lifetech Scientific Corp.*	426,000	79,679
Microport Scientific Corp.	95,000	79,644
Nipro Corp.	20,300	226,792
ResMed, Inc.	73,738	965,655
Rockwell Medical, Inc.*	8,414	22,381
Senseonics Holdings, Inc.*	17,566	19,498
TaiDoc Technology Corp.	6,203	25,933
Tandem Diabetes Care, Inc.*	7,264	460,755

		5,084,532
Health Care Providers & Services - 12.1%
DaVita, Inc.*	8,058	482,271
Fresenius Medical Care AG & Co. KGaA	10,888	762,518

		1,244,789
Internet & Catalog Retail - 0.4%
N Brown Group PLC	27,912	41,012
Personal Products - 7.7%
Herbalife Nutrition, Ltd.*	11,270	462,295
Medifast, Inc.	1,683	187,907
USANA Health Sciences, Inc.*	1,979	134,671

		784,873
Pharmaceuticals - 19.8%
Hua Medicine(144A)*	7,500	6,672
Novo Nordisk A/S - Class B	41,998	2,028,934

		2,035,606
Specialty Retail - 0.6%
Cato Corp. - Class A	3,189	45,826

Destination XL Group, Inc.*	5,012	8,821

		54,647

Total Common Stocks (cost $10,960,013)		10,257,283

Investment Companies - 2.9%
Investments Purchased with Cash Collateral from Securities Lending - 2.9%
Janus Henderson Cash Collateral Fund LLC, 2.3234% ºº,£	299,518	299,518
Money Markets - 0.0%
State Street Institutional U.S. Government Money Market Fund, 2.2608% ºº	5	5
		Value

Total Investment Companies (total cost $299,523) - 2.9%		$299,523

Total Investments (total cost $11,259,536) - 102.8%		10,556,806

Liabilities, net of Cash, Receivables and Other Assets - (2.8%)		(288,048)

Net Assets - 100%		$10,268,758

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$6,750,184	63.9%
Denmark	2,028,934	19.2
Germany	762,518	7.2
New Zealand	473,474	4.5
Japan	226,792	2.2
China	165,995	1.6
United Kingdom	65,904	0.6
Taiwan, Province Of China	37,472	0.4
Canada	24,375	0.2
France	14,744	0.1
Israel	6,414	0.1
Total	$10,556,806	100.0%

Schedules of Affiliated Investments — (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at 7/31/19
Investment Companies — 2.9%
Investments Purchased with Cash Collateral from Securities Lending — 2.9%
Janus Henderson Cash Collateral Fund LLC, 2.3234% ºº	$1,163∆	$—	$—	$299,518

	Share Balance at 10/31/18	Purchases	Sales	Share Balance at 7/31/19
Investment Companies — 2.9%
Investments Purchased with Cash Collateral from Securities Lending — 2.9%
Janus Henderson Cash Collateral Fund LLC, 2.3234% ºº	63,969	2,033,800	(1,798,251)	299,518

Notes to Schedule of Investments and Other Information (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
#	Loaned security; a portion of the security is on loan at July 31, 2019.
ºº	Rate shown is the 7-day yield as of July 31, 2019.
£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended July 31, 2019 is $6,672 which represents 0.1% of net assets.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2019.
Valuation Inputs Summary

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

Assets Investments in Securities:
Common Stocks
Health Care Equipment & Supplies	$4,925,209	$159,323	$—
Pharmaceuticals	2,028,934	6,672	—
All Other	3,137,145	—	—
Investment Companies
Money Markets	5	—	—
All Other	—	299,518	—

Total Assets	$10,091,293	$465,513	$—

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or are deemed by Janus Capital to be unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

The Organics ETF

Schedule of Investments (unaudited)

July 31, 2019

		Shares	Value

Common Stocks - 99.8%
Chemicals - 24.6%
	Bio On SpA*,#	5,500	$129,516
	Century Sunshine Group Holdings, Ltd.*	1,585,000	41,994
	Chr Hansen Holding AS	22,841	2,010,740
	Treatt PLC	45,542	255,956

			2,438,206
Food & Staples Retailing - 16.6%
	Natural Grocers by Vitamin Cottage, Inc.*	7,795	71,480
	Sprouts Farmers Market, Inc.*	58,234	985,901
	United Natural Foods, Inc.*	41,174	405,976
	Village Super Market, Inc. - Class A	6,926	173,358

			1,636,715
Food Products - 41.7%
	Ariake Japan Co., Ltd.	9,000	562,008
	Bellamy's Australia, Ltd.*,#	59,126	411,601
	Bubs Australia, Ltd.*,#	379,281	352,916
	China Shengmu Organic Milk, Ltd.(144A)*	2,970,000	120,990
	Freedom Foods Group, Ltd.#	91,517	300,883
	Hain Celestial Group, Inc.*	41,465	902,693
	Ichitan Group PCL	549,900	139,464
	John B Sanfilippo & Son, Inc.	5,588	485,653
	Rock Field Co., Ltd.	16,100	209,378
	SunOpta, Inc.*	54,197	154,461
	Wessanen	38,437	484,020

			4,124,067
Internet & Catalog Retail - 2.1%
	Oisix ra daichi, Inc.*,#	15,300	204,893
Personal Products - 5.7%
	Blackmores, Ltd.#	7,155	442,264
	Midsona AB - Class B	21,403	122,709

			564,973
Pharmaceuticals - 4.1%
	Green Organic Dutchman Holdings, Ltd*,#	176,566	406,069
Specialty Retail - 5.0%
	L'Occitane International SA	228,000	473,979
	Naturhouse Health SAU	11,112	24,027

			498,006

Total Common Stocks (cost $12,032,298)			9,872,929

Investment Companies - 16.2%
Investments Purchased with Cash Collateral from Securities Lending - 16.2%
	Janus Henderson Cash Collateral Fund LLC, 2.3234% ºº,£	1,608,170	1,608,170
Money Markets - 0.0%
	State Street Institutional U.S. Government Money Market Fund, 2.2608% ºº	493	493

Total Investment Companies (cost $1,608,663)			1,608,663

Total Investments (total cost $13,640,961) - 116.0%			11,481,592

Liabilities, net of Cash, Receivables and Other Assets - (16.0%)			(1,583,938)

Net Assets - 100%			$9,897,654

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$4,633,724	40.4%
Denmark	2,010,740	17.5
Australia	1,507,664	13.1
Japan	976,279	8.5
Canada	560,530	4.9
Netherlands	484,020	4.2
Luxembourg	473.979	4.1
United Kingdom	255,956	2.2
Thailand	139,464	1.2
Italy	129,516	1.1

Sweden	122,709	1.1
China	120,990	1.1
Hong Kong	41,994	0.4
Spain	24,027	0.2
Total	$11,481,592	100.0%

Schedules of Affiliated Investments — (% of Net Assets)
	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at 7/31/19
Investment Companies — 16.2%
Investments Purchased with Cash Collateral from Securities Lending — 16.2%
Janus Henderson Cash Collateral Fund LLC, 2.3234%ºº	$75,243∆	$—	$—	$1,608,170

	Share Balance at 10/31/18	Purchases	Sales	Share Balance at 71/31/19
Investment Companies — 16.2%
Investments Purchased with Cash Collateral from Securities Lending — 16.2%
Janus Henderson Cash Collateral Fund LLC, 2.3234%ºº	760,430	5,980,520	(5,132,780)	1,608,170

Notes to Schedule of Investments and Other Information (unaudited)

LLC	Limited Liability Company
PCL	Public Company Limited
PLC	Public Limited Company

*	Non-income producing security.
#	Loaned security; a portion of the security is on loan at July 31, 2019.
ºº	Rate reflects 7 day yield as of July 31, 2019.
£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended July 31, 2019 is

$120,990, which represents 1.2% of net assets.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2019.
Valuation Inputs Summary

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

Assets Investments in Securities:
Common Stocks
Chemicals	$2,396,212	$41,994	$—
Food Products	4,003,077	120,990	—
Specialty Retail	24,027	473,979	—
All Other	2,812,650	—	—
Investment Companies
Money Markets	493	—	—
All Other	—	1,608,170	—

Total Assets	$9,236,459	$2,245,133	$—

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or are deemed by Janus Capital to be unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.